UNITED STATES
                       SECURITIES AND EXCHANGE COMMISSION
                             Washington, D.C. 20549

                                   FORM N-CSR/S

              CERTIFIED SHAREHOLDER REPORT OF REGISTERED MANAGEMENT
                              INVESTMENT COMPANIES



Investment Company Act file number: 811-7852

Exact name of registrant as specified in charter:  USAA MUTUAL FUNDS TRUST

Address of principal executive offices and zip code: 9800 FREDERICKSBURG ROAD
                                                     SAN ANTONIO, TX  78288

Name and address of agent for service:               MARK S. HOWARD
                                                     USAA MUTUAL FUNDS TRUST
                                                     9800 FREDERICKSBURG ROAD
                                                     SAN ANTONIO, TX  78288

Registrant's telephone number, including area code:  (210) 498-0226

Date of fiscal year end:   DECEMBER 31,

Date of reporting period:  JUNE 30, 2007




ITEM 1.  SEMIANNUAL REPORT TO STOCKHOLDERS.
USAA MUTUAL FUNDS TRUST - SEMIANNUAL REPORT FOR PERIOD ENDED JUNE 30, 2007

                        TOTAL RETURN STRATEGY FUND



[LOGO OF USAA]
   USAA(R)

                         USAA TOTAL RETURN
                                STRATEGY Fund(R)

                                    [GRAPHIC OF USAA TOTAL RETURN STRATEGY FUND]

              S e m i a n n u a l  R e p o r t

--------------------------------------------------------------------------------
     JUNE 30, 2007

--------------------------------------------------------------------------------
                    IRA DISTRIBUTION WITHHOLDING DISCLOSURE

We generally must withhold federal income tax at a rate of 10% of the taxable portion of your distribution and, if you live in a state that requires state income tax withholding, at your state's set rate. However, you may elect not to have withholding apply or to have income tax withheld at a higher rate. If you wish to make such an election, please call USAA Investment Management Company at
(800) 531-8448.

If you must pay estimated taxes, you may be subject to estimated tax penalties if your estimated tax payments are not sufficient and sufficient tax is not withheld from your distribution.

For more specific information, please consult your tax adviser.
--------------------------------------------------------------------------------

Table of CONTENTS
--------------------------------------------------------------------------------

MESSAGE FROM THE PRESIDENT                                                    2

MANAGERS' COMMENTARY                                                          4

INVESTMENT OVERVIEW                                                           7

FINANCIAL INFORMATION

    Portfolio of Investments                                                 12

    Notes to Portfolio of Investments                                        27

    Financial Statements                                                     28

    Notes to Financial Statements                                            31

EXPENSE EXAMPLE                                                              45

ADVISORY AGREEMENT                                                           47

THIS REPORT IS FOR THE INFORMATION OF THE SHAREHOLDERS AND OTHERS WHO HAVE RECEIVED A COPY OF THE CURRENTLY EFFECTIVE PROSPECTUS OF THE FUND, MANAGED BY USAA INVESTMENT MANAGEMENT COMPANY. IT MAY BE USED AS SALES LITERATURE ONLY WHEN PRECEDED OR ACCOMPANIED BY A CURRENT PROSPECTUS, WHICH PROVIDES FURTHER DETAILS ABOUT THE FUND.

(C)2007, USAA. All rights reserved.

2

 M E S S A G E
==============------------------------------------------------------------------
               from the PRESIDENT

                                                            "

                                         . . . IF THE VOLATILITY KEEPS YOU UP AT
[PHOTO OF CHRISTOPHER W. CLAUS]           NIGHT, YOU MIGHT CONSIDER REDUCING THE
                                                OVERALL RISK OF YOUR PORTFOLIO.

                                                            "

                                                                     August 2007
--------------------------------------------------------------------------------

         What summer doldrums? Investors have grown accustomed to flat or uneven markets during the dog days of summer. But 2007 is clearly an exception. Until July, the global equity markets were rising - some setting new records - as easy access to capital fueled takeovers by private equity groups, merger activity, and new investments.

         But as I've written many times in these pages, investors have been complacent about the risk in the markets. In July, that game of musical chairs came abruptly to a halt when several subprime lenders collapsed. The bad news appeared to have tipped the scales. Investors started selling their subprime holdings, and their jitters spread to other securities that were - fairly or unfairly - perceived as risky. In the fixed-income market, for example, we saw a dramatic flight to quality as investors abandoned lower-quality bonds and flocked to the safe haven of Treasuries.

         As I write to you, banks are struggling to find buyers for the loans they used to finance the wave of leveraged buyouts. Many deals were delayed or cancelled outright. Meanwhile, some large hedge funds were forced to close. Liquidity, which had been driving market appreciation, has dried up in what is commonly called a "credit crunch."

         Investors finally have started to factor risk back into their decision-making and are asking important questions: How

 . . . C O N T I N U E D
========================--------------------------------------------------------

         far-reaching will the subprime-lending problems be? Has the housing market reached its low point? Is the boom in deal-making and buyouts over? As a result, volatility is back in a big way in both the stock and bond markets.

         Nonetheless, the global economy appears to be in relatively good shape. Although U.S. economic expansion has slowed, most economists expect 2007 GDP growth to come in near 2%. Corporate earnings - in double digits last year - should remain respectable at 7% or 8%. Inflation also seems to be moderating toward the Federal Reserve Board's goal of 2% annually.

         It may take a few months for the markets to find equilibrium. In the meantime, investors who can tolerate the volatility may find attractive long-term values in global large-cap growth stocks. But if the volatility keeps you up at night, you might consider reducing the overall risk of your portfolio.

         Whatever your needs, we stand ready to assist you. On behalf of all of us here at USAA Investment Management Company, I would like to thank you for your faith and trust in us. We appreciate the opportunity to help you with your investment needs. Sincerely,

         Sincerely,

         /S/ CHRISTOPHER W. CLAUS

         Christopher W. Claus
         President and Vice Chairman of the Board
         USAA Mutual Funds Trust

4

 M A N A G E R S '
==================--------------------------------------------------------------
                   COMMENTARY on the Fund

USAA Investment Management Company  Deutsche Investment Management Americas Inc.
   RONALD B. SWEET, CFA                (U.S. Stocks)
   (Exchange-Traded Funds)             ROBERT WANG
                                       JIN CHEN
   TONY ERA                            JULIE ABBETT
   (Money Market Instruments)

--------------------------------------------------------------------------------

HOW DID THE FUND PERFORM?

                 For the six months ended June 30, 2007, the USAA Total Return Strategy Fund had a total return of 5.56%. This compares to returns of 6.96% for the S&P 500 Index and 6.79% for the Lipper Flexible Portfolio Funds Index.

                 In early 2007, the Fund's Board of Trustees approved a proposal to allow the Fund to invest a portion of the Fund's assets in a market-neutral strategy that seeks to provide diversification that potentially increases expected return while decreasing risk. Effective March 1, 2007, Deutsche Investment Management Americas Inc. (DIMA) assumed responsibility for managing this new portion of the Fund.

PLEASE DESCRIBE THE MARKET ENVIRONMENT DURING THE REPORTING PERIOD.

                 Other than a brief downturn in late February/early March and mostly negative returns in June, the U.S. stock market continued its ascent, with returns for the six months well above historical averages. Bonds lagged stocks, especially in the second quarter of 2007, as long-term interest rates rose largely because the bond market priced out its previous expectation that the Federal Reserve Board (the Fed) would cut interest rates.

                 PAST PERFORMANCE IS NO GUARANTEE OF FUTURE RESULTS.

                 REFER TO PAGE 8 FOR BENCHMARK DEFINITIONS.

                 THIS FUND MAY CHANGE THE ALLOCATION OF ITS PORTFOLIO HOLDINGS REGULARLY, WHICH MAY RESULT IN A HIGHER PROPORTION OF CAPITAL GAINS AND A LOWER RETURN. THE FUND UTILIZES A FOCUSED INVESTMENT STRATEGY, WHICH MAY INCREASE THE VOLATILITY OF THE FUND'S INVESTMENT RESULTS. THERE IS NO ASSURANCE THAT THE FUND'S OBJECTIVES WILL BE ACHIEVED.

 . . . C O N T I N U E D
========================--------------------------------------------------------

HOW WAS THE FUND INVESTED?

                 At the beginning of the year, the Fund had three options -- to be virtually fully invested in one of three asset classes: stocks, bonds, or cash. Until March, the Fund was fully invested in stocks (the S&P 500 Index) through a low-cost exchange-traded fund.

                 The newly approved market-neutral investment was made in early March for a portion of the Fund and remained in effect throughout the rest of the reporting period.

                 In early June, the Fund's proprietary indicators led us to switch the non-market neutral strategy assets (roughly 80% of the Fund's assets) to the U.S. bond market for a few weeks following an interest-rate spike. This helped the Fund achieve good gains as interest rates subsequently fell -- remember that interest rates and bond prices move in opposite directions. An additional relative lift came from the fact that stocks fell during the period that the Fund was achieving the gains in bonds. Once interest rates had fallen and the indicators again found stocks more attractive, we shifted these assets back to stocks.

WHY DID THE FUND ADD A MARKET-NEUTRAL STRATEGY?

                 The Fund seeks to outperform the S&P 500 Index over a full market cycle, while providing a positive total return every calendar year. We added the market-neutral strategy because it also seeks to outperform the S&P 500 Index over a full market cycle using a proven quantitative process. In effect, we diversified our effort to achieve one of the Fund's major objectives.

                 The market-neutral strategy, managed by DIMA, uses a quantitative process to be long on stocks viewed as undervalued and short on stocks viewed as overvalued. Long and short positions are closely aligned to help minimize investment risk. In essence, this strategy is structured to be neutral to the overall stock market such that it seeks to have gains when the market is down and avoid losses when the market is up.

6

 . . . C O N T I N U E D
========================--------------------------------------------------------
                         COMMENTARY on the Fund

HOW DID THE MARKET-NEUTRAL STRATEGY PERFORM?

                 For the three full months it was in place, the strategy lagged the very strong stock markets in April and May but materially outperformed the weaker market in June, providing the expected diversification and risk reduction.

WHY WAS THE FUND INVESTED IN STOCKS TO A GREATER DEGREE THAN IN PREVIOUS REPORTING PERIODS?

                 The Fund began operations in January 2005, so as a normal part of our ongoing monitoring process, we conducted a complete review of the Fund's ability to meet its objectives. As we've said many times in the past, the Fund's strength in terms of beating the S&P 500 Index over a full market cycle should come from its potential ability to avoid the big losses associated with a bear market.

                 Additionally, we want the Fund to be invested in stocks when the stock market is rising and risk is low. As we studied how the Fund's proprietary indicators were working, we identified one that had kept the Fund out of certain rising markets. After thorough study, we adjusted the indicator slightly, which allowed us to participate in the strong stock market this year.

IN CHANGING THE INDICATOR, HAVE YOU INCREASED THE RISK THAT THE FUND WILL NOT BE ABLE TO AVOID A BEAR MARKET?

                 In our view, the addition of the market-neutral strategy and the slight change in the proprietary indicators give us a better opportunity to achieve the Fund's objectives with less risk than before.

                 At USAA, our goal is to give members investments that reflect our best thinking as well as all the resources that we can bring to bear in achieving each Fund's objectives. This requires constant review, a willingness to look for new tools, and great care in making decisions. We are pleased with the progress the Fund has made in 2007.

 I N V E S T M E N T
====================------------------------------------------------------------
                     OVERVIEW

USAA TOTAL RETURN STRATEGY FUND (Ticker Symbol:USTRX)

OBJECTIVE
--------------------------------------------------------------------------------

                 Seeks a positive return every calendar year and over the long term (five years and more) to achieve returns greater than the S&P 500 Index with less risk.

TYPES OF INVESTMENTS
--------------------------------------------------------------------------------

                 One portion of the Fund's assets is shifted among stocks, investment-grade bonds, or cash equivalents, generally investing at any given time in either (1) stocks through the use of stock-based exchange-traded funds (ETFs), (2) investment-grade bonds through either ETFs or direct investment, or (3) cash equivalents through direct investment in short-term, high-quality money market instruments or money market funds. The other portion of the Fund's assets is invested in long and short positions of common stock of large U.S. companies.

--------------------------------------------------------------------------------
                                           6/30/07                 12/31/06
--------------------------------------------------------------------------------
Net Assets                             $276.3 Million          $293.6 Million
Net Asset Value Per Share                  $10.52                  $10.00

-------------------------------------------------------------
            AVERAGE ANNUAL TOTAL RETURNS AS OF 6/30/07
-------------------------------------------------------------
12/31/06 TO 6/30/07*     1 YEAR       SINCE INCEPTION 1/24/05
       5.56%              8.84%               4.55%

---------------------
   EXPENSE RATIO**
---------------------
Before Reimbursement      1.21%
After Reimbursement       1.00%

*TOTAL RETURNS FOR PERIODS OF LESS THAN ONE YEAR ARE NOT ANNUALIZED. THIS SIX-MONTH RETURN IS CUMULATIVE.

THE PERFORMANCE DATA QUOTED REPRESENTS PAST PERFORMANCE AND IS NO GUARANTEE OF FUTURE RESULTS. CURRENT PERFORMANCE MAY BE HIGHER OR LOWER THAN THE PERFORMANCE DATA QUOTED. THE RETURN AND PRINCIPAL VALUE OF AN INVESTMENT WILL FLUCTUATE, SO THAT AN INVESTOR'S SHARES, WHEN REDEEMED, MAY BE WORTH MORE OR LESS THAN THEIR ORIGINAL COST. FOR PERFORMANCE DATA CURRENT TO THE MOST RECENT MONTH-END, VISIT USAA.COM.

**THE BEFORE REIMBURSEMENT EXPENSE RATIO REPRESENTS THE TOTAL ANNUAL OPERATING EXPENSES, BEFORE REDUCTIONS OF ANY EXPENSES PAID INDIRECTLY AND INCLUDING ANY ACQUIRED FUND FEES AND EXPENSES AND ANY DIVIDEND EXPENSES ON SHORT SALES, AS REPORTED IN THE FUND'S PROSPECTUS DATED MAY 1, 2007, AND IS CALCULATED AS A PERCENTAGE OF AVERAGE NET ASSETS (ANA). THE AFTER REIMBURSEMENT EXPENSE RATIO REPRESENTS TOTAL ANNUAL OPERATING EXPENSES, BEFORE REDUCTIONS OF ANY EXPENSES PAID INDIRECTLY AND EXCLUDING ANY ACQUIRED FUND FEES AND EXPENSES AND ANY DIVIDEND EXPENSES ON SHORT SALES, AFTER REIMBURSEMENT FROM USAA INVESTMENT MANAGEMENT COMPANY (IMCO) AS REPORTED IN THE FUND'S PROSPECTUS DATED MAY 1, 2007. IMCO HAS VOLUNTARILY AGREED TO LIMIT THE FUND'S TOTAL ANNUAL OPERATING EXPENSES TO 1.00%, BEFORE REDUCTIONS OF ANY EXPENSES PAID INDIRECTLY AND EXCLUDING ANY ACQUIRED FUND FEES AND EXPENSES AND ANY DIVIDEND EXPENSES ON SHORT SALES, AND TO REIMBURSE THE FUND FOR EXPENSES IN EXCESS OF THIS AMOUNT. IMCO CAN MODIFY OR TERMINATE THIS ARRANGEMENT AT ANY TIME. IF THE FUND'S TOTAL ANNUAL OPERATING EXPENSE RATIO IS LOWER THAN 1.00%, THE FUND WILL OPERATE AT THE LOWER EXPENSE RATIO. THESE EXPENSE RATIOS MAY DIFFER FROM THE EXPENSE RATIO DISCLOSED IN THE FINANCIAL HIGHLIGHTS.

TOTAL RETURN MEASURES THE PRICE CHANGE IN A SHARE ASSUMING THE REINVESTMENT OF ALL NET INVESTMENT INCOME AND REALIZED CAPITAL GAIN DISTRIBUTIONS. THE TOTAL RETURNS QUOTED DO NOT REFLECT THE DEDUCTION OF TAXES THAT A SHAREHOLDER WOULD PAY ON FUND DISTRIBUTIONS OR THE REDEMPTION OF FUND SHARES.

8

.. . . C O N T I N U E D
=======================---------------------------------------------------------
                        OVERVIEW

                        CUMULATIVE PERFORMANCE COMPARISON

                   [CHART OF CUMULATIVE PERFORMANCE COMPARISON]

                                           LIPPER FLEXIBLE            USAA TOTAL
                   S&P 500 INDEX        PORTFOLIO FUNDS INDEX    RETURN STRATEGY FUND
                   -------------        ---------------------    --------------------
 1/31/05             $10,000.00               $10,000.00              $10,000.00
 2/28/05              10,210.32                10,188.52               10,020.00
 3/31/05              10,029.71                10,007.72                9,854.00
 4/30/05               9,839.58                 9,824.85                9,874.07
 5/31/05              10,152.39                10,051.58                9,884.10
 6/30/05              10,166.93                10,125.36                9,925.25
 7/31/05              10,544.86                10,449.34               10,096.37
 8/31/05              10,448.70                10,448.92                9,965.51
 9/30/05              10,533.29                10,600.57                9,998.75
10/31/05              10,357.59                10,455.83               10,018.93
11/30/05              10,748.95                10,706.71               10,039.11
12/31/05              10,752.81                10,806.95               10,043.95
 1/31/06              11,037.51                11,156.20               10,074.42
 2/28/06              11,067.37                11,108.49               10,104.89
 3/31/06              11,205.11                11,285.24               10,132.31
 4/30/06              11,355.47                11,412.27               10,163.01
 5/31/06              11,029.05                11,150.67               10,203.95
 6/30/06              11,043.69                11,138.94               10,237.82
 7/31/06              11,111.76                11,175.97               10,268.81
 8/31/06              11,375.74                11,373.16               10,310.14
 9/30/06              11,668.72                11,498.50               10,344.23
10/31/06              12,048.73                11,802.06               10,385.98
11/30/06              12,277.51                12,066.02               10,521.68
12/31/06              12,449.74                12,187.09               10,555.63
 1/31/07              12,637.84                12,331.83               10,692.86
 2/28/07              12,391.39                12,283.67               10,471.19
 3/31/07              12,529.71                12,399.00               10,537.71
 4/30/07              13,084.50                12,785.79               10,876.27
 5/31/07              13,540.67                13,073.50               11,204.26
 6/30/07              13,315.84                13,014.20               11,142.87

                                   [END CHART]

                 *DATA FROM 1/31/05 THROUGH 6/30/07.

                 The graph illustrates the comparison of a $10,000 hypothetical investment in the USAA Total Return Strategy Fund to the following benchmarks:

                 o The S&P 500  Index is an  unmanaged  index  representing  the weighted average performance of a group of 500 widely held, publicly traded stocks. It is not possible to invest directly in the S&P 500 Index.

                 o The unmanaged  Lipper  Flexible  Portfolio Funds Index tracks the performance of the 30 largest funds within the Lipper Flexible Funds category. This category allocates its investments across various asset classes, including domestic common stocks, bonds, and money market instruments, with a focus on total return.

                 PAST PERFORMANCE IS NO GUARANTEE OF FUTURE RESULTS, AND THE CUMULATIVE PERFORMANCE QUOTED DOES NOT REFLECT THE DEDUCTION OF TAXES THAT A SHAREHOLDER WOULD PAY ON FUND DISTRIBUTIONS OR THE REDEMPTION OF FUND SHARES.

                 *THE PERFORMANCE OF THE LIPPER  FLEXIBLE  PORTFOLIO FUNDS INDEX
                  AND THE S&P 500 INDEX IS CALCULATED FROM THE END OF THE MONTH, JANUARY 31, 2005, WHILE THE FUND'S INCEPTION DATE IS JANUARY 24, 2005. THERE MAY BE A SLIGHT VARIATION OF THE PERFORMANCE NUMBERS BECAUSE OF THIS DIFFERENCE.

 P O R T F O L I O
==================--------------------------------------------------------------
                   HIGHLIGHTS

------------------------------------------------
      TOP 10 COMMON STOCK POSITIONS - LONG
                (% Of Net Assets)
------------------------------------------------

Global Industries Ltd.                      0.3%

Manitowoc Co., Inc.                         0.3%

NVIDIA Corp.                                0.3%

Celanese Corp. "A"                          0.2%

Dade Behring Holdings, Inc.                 0.2%

Dick's Sporting Goods, Inc.                 0.2%

Goldman Sachs Group, Inc.                   0.2%

Huntsman Corp.                              0.2%

Tidewater, Inc.                             0.2%

Unit Corp.                                  0.2%
------------------------------------------------

------------------------------------------------
     TOP 10 COMMON STOCK POSITIONS - SHORT
                (% Of Net Assets)
------------------------------------------------

CIENA Corp.                                 0.3%

Smith International, Inc.                   0.3%

BEA Systems, Inc.                           0.2%

Constellation Brands, Inc. "A"              0.2%

Hillenbrand Industries, Inc.                0.2%

Joy Global, Inc.                            0.2%

Overseas Shipholding Group, Inc.            0.2%

Peabody Energy Corp.                        0.2%

Shaw Group, Inc.                            0.2%

Tech Data Corp.                             0.2%
------------------------------------------------

YOU WILL FIND A COMPLETE LIST OF SECURITIES THAT THE FUND OWNS ON PAGES 12-26.

10

 . . . C O N T I N U E D
========================--------------------------------------------------------
                         HIGHLIGHTS

------------------------------------------------
     SECTORS - LONG COMMON STOCK POSITIONS
               (% Of Net Assets)
------------------------------------------------

Consumer Discretionary                      3.9%

Industrials                                 3.0%

Information Technology                      3.0%

Health Care                                 2.4%

Energy                                      1.8%

Materials                                   1.6%

Financials                                  1.2%

Consumer Staples                            0.8%

Telecommunication Services                  0.7%
------------------------------------------------

------------------------------------------------
     SECTORS - SHORT COMMON STOCK POSITIONS
                (% Of Net Assets)
------------------------------------------------

Information Technology                      3.7%

Consumer Discretionary                      3.6%

Industrials                                 2.6%

Health Care                                 2.5%

Energy                                      1.6%

Consumer Staples                            1.3%

Financials                                  1.3%

Materials                                   1.1%

Telecommunication Services                  0.2%

Utilities                                   0.2%
------------------------------------------------

.. . . C O N T I N U E D
=======================---------------------------------------------------------

                ASSET ALLOCATION - LONG POSITIONS

        [PIE CHART OF ASSET ALLOCATION - LONG POSITIONS]

Stock-Based Exchange-Traded Funds             80.8%
Stocks - Long                                 18.4%
Money Market Instruments                       2.3%

                   [END CHART]

PERCENTAGES ARE OF THE NET ASSETS OF THE FUND AND MAY NOT EQUAL 100%.

12

 P O R T F O L I O
==================--------------------------------------------------------------
                   of INVESTMENTS

USAA TOTAL RETURN STRATEGY FUND
JUNE 30, 2007 (UNAUDITED)

                                                                                                           MARKET
   NUMBER                                                                                                   VALUE
OF SHARES    SECURITY                                                                                       (000)
-----------------------------------------------------------------------------------------------------------------
             LONG POSITIONS (101.5%)

             COMMON STOCKS (18.4%)(a)

             CONSUMER DISCRETIONARY (3.9%)
             -----------------------------
             APPAREL & ACCESSORIES & LUXURY GOODS (0.2%)
    5,900    Polo Ralph Lauren Corp.                                                                     $    579
                                                                                                         --------
             APPAREL RETAIL (0.5%)
   19,800    American Eagle Outfitters, Inc.                                                                  508
   13,300    AnnTaylor Stores Corp.*                                                                          471
    9,600    Guess?, Inc.                                                                                     461
                                                                                                         --------
                                                                                                            1,440
                                                                                                         --------
             AUTO PARTS & EQUIPMENT (0.2%)
   14,600    TRW Automotive Holdings Corp.*                                                                   538
                                                                                                         --------

             AUTOMOBILE MANUFACTURERS (0.1%)
    5,400    Thor Industries, Inc.                                                                            244
                                                                                                         --------

             AUTOMOTIVE RETAIL (0.2%)
    3,700    AutoZone, Inc.*                                                                                  506
                                                                                                         --------

             BROADCASTING & CABLE TV (0.2%)
   22,400    DIRECTV Group, Inc.*                                                                             518
                                                                                                         --------

             COMPUTER & ELECTRONICS RETAIL (0.2%)
   11,800    Gamestop Corp. "A"*                                                                              461
                                                                                                         --------

             GENERAL MERCHANDISE STORES (0.5%)
   17,000    Big Lots, Inc.*                                                                                  500
   12,200    Dollar Tree Stores, Inc.*                                                                        531
   15,500    Family Dollar Stores, Inc.                                                                       532
                                                                                                         --------
                                                                                                            1,563
                                                                                                         --------
             HOMEBUILDING (0.4%)
   11,700    Centex Corp.                                                                                     469
      800    NVR, Inc.*                                                                                       544
                                                                                                         --------
                                                                                                            1,013
                                                                                                         --------

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                   (continued)

USAA TOTAL RETURN STRATEGY FUND
JUNE 30, 2007 (UNAUDITED)

                                                                                                           MARKET
   NUMBER                                                                                                   VALUE
OF SHARES    SECURITY                                                                                       (000)
-----------------------------------------------------------------------------------------------------------------
             HOTELS, RESORTS, & CRUISE LINES (0.2%)
   14,400    Choice Hotels, Inc.                                                                         $    569
                                                                                                         --------
             HOUSEHOLD APPLIANCES (0.2%)
    5,800    Black & Decker Corp.                                                                             512
                                                                                                         --------
             MOVIES & ENTERTAINMENT (0.2%)
   23,500    Regal Entertainment Group "A"                                                                    515
                                                                                                         --------
             PUBLISHING (0.1%)
    6,300    Getty Images, Inc.*                                                                              301
                                                                                                         --------
             RESTAURANTS (0.5%)
   16,800    Brinker International, Inc.                                                                      492
   12,700    Darden Restaurants, Inc.                                                                         558
   15,000    Yum! Brands, Inc.                                                                                491
                                                                                                         --------
                                                                                                            1,541
                                                                                                         --------
             SPECIALTY STORES (0.2%)
   10,100    Dick's Sporting Goods, Inc.*                                                                     588
                                                                                                         --------
             Total Consumer Discretionary                                                                  10,888
                                                                                                         --------
             CONSUMER STAPLES (0.8%)
             -----------------------
             PACKAGED FOODS & MEAT (0.4%)
   16,500    Dean Foods Co.                                                                                   526
    4,700    J.M. Smucker Co.                                                                                 299
    9,200    Smithfield Foods, Inc.*                                                                          283
                                                                                                         --------
                                                                                                            1,108
                                                                                                         --------
             SOFT DRINKS (0.2%)
   22,300    Coca-Cola Enterprises, Inc.                                                                      535
                                                                                                         --------
             TOBACCO (0.2%)
    6,800    Loews Corp. - Carolina Group                                                                     526
                                                                                                         --------
             Total Consumer Staples                                                                         2,169
                                                                                                         --------
             ENERGY (1.8%)
             -------------
             COAL & CONSUMABLE FUELS (0.0%)
    1,200    Foundation Coal Holdings, Inc.                                                                    49
                                                                                                         --------

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                   (continued)

USAA TOTAL RETURN STRATEGY FUND
JUNE 30, 2007 (UNAUDITED)

                                                                                                           MARKET
   NUMBER                                                                                                   VALUE
OF SHARES    SECURITY                                                                                       (000)
-----------------------------------------------------------------------------------------------------------------
             INTEGRATED OIL & GAS (0.2%)
    8,200    Marathon Oil Corp.                                                                          $    492
                                                                                                         --------
             OIL & GAS DRILLING (0.3%)
    1,400    Transocean, Inc.*                                                                                148
   10,800    Unit Corp.*                                                                                      680
                                                                                                         --------
                                                                                                              828
                                                                                                         --------
             OIL & GAS EQUIPMENT & SERVICES (0.7%)
   25,800    Global Industries Ltd.*                                                                          692
   12,800    Superior Energy Services, Inc.*                                                                  511
    9,700    Tidewater, Inc.                                                                                  687
                                                                                                         --------
                                                                                                            1,890
                                                                                                         --------
             OIL & GAS EXPLORATION & PRODUCTION (0.4%)
   15,900    Chesapeake Energy Corp.                                                                          550
    1,100    Devon Energy Corp.                                                                                86
    8,100    XTO Energy, Inc.                                                                                 487
                                                                                                         --------
                                                                                                            1,123
                                                                                                         --------
             OIL & GAS REFINING & MARKETING (0.2%)
   11,700    Frontier Oil Corp.                                                                               512
                                                                                                         --------
             Total Energy                                                                                   4,894
                                                                                                         --------
             FINANCIALS (1.2%)
             -----------------
             ASSET MANAGEMENT & CUSTODY BANKS (0.1%)
    8,800    SEI Investments Co.                                                                              256
                                                                                                         --------
             INVESTMENT BANKING & BROKERAGE (0.6%)
    2,700    Goldman Sachs Group, Inc.                                                                        585
    5,700    Merrill Lynch & Co., Inc.                                                                        476
    5,800    Morgan Stanley                                                                                   487
                                                                                                         --------
                                                                                                            1,548
                                                                                                         --------
             OTHER DIVERSIFIED FINANCIAL SERVICES (0.2%)
   10,200    JPMorgan Chase & Co.                                                                             494
                                                                                                         --------
             PROPERTY & CASUALTY INSURANCE (0.2%)
    2,700    Philadelphia Consolidated Holding Corp.*                                                         113
   16,200    W.R. Berkley Corp.                                                                               527
                                                                                                         --------
                                                                                                              640
                                                                                                         --------

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                   (continued)

USAA TOTAL RETURN STRATEGY FUND
JUNE 30, 2007 (UNAUDITED)

                                                                                                           MARKET
   NUMBER                                                                                                   VALUE
OF SHARES    SECURITY                                                                                       (000)
-----------------------------------------------------------------------------------------------------------------
             REINSURANCE (0.1%)
    5,000    Reinsurance Group of America, Inc.                                                          $    301
                                                                                                         --------
             Total Financials                                                                               3,239
                                                                                                         --------
             HEALTH CARE (2.4%)
             ------------------
             BIOTECHNOLOGY (0.4%)
    8,000    Genzyme Corp.*                                                                                   515
   12,800    Gilead Sciences, Inc.*                                                                           496
                                                                                                         --------
                                                                                                            1,011
                                                                                                         --------
             HEALTH CARE EQUIPMENT (0.6%)
   14,800    Advanced Medical Optics, Inc.*                                                                   516
    5,200    Becton, Dickinson & Co.                                                                          388
   12,300    Dade Behring Holdings, Inc.                                                                      653
                                                                                                         --------
                                                                                                            1,557
                                                                                                         --------
             HEALTH CARE TECHNOLOGY (0.1%)
    9,300    WebMD Health Corp. "A"*                                                                          438
                                                                                                         --------
             LIFE SCIENCES TOOLS & SERVICES (0.2%)
    7,700    Invitrogen Corp.*                                                                                568
                                                                                                         --------
             MANAGED HEALTH CARE (0.7%)
   10,200    Aetna, Inc.                                                                                      504
    9,200    Coventry Health Care, Inc.*                                                                      530
    9,600    Health Net, Inc.*                                                                                507
    8,500    Humana, Inc.*                                                                                    518
                                                                                                         --------
                                                                                                            2,059
                                                                                                         --------
             PHARMACEUTICALS (0.4%)
    9,000    Eli Lilly and Co.                                                                                503
    2,000    Endo Pharmaceuticals Holdings, Inc.*                                                              69
   11,000    Sepracor, Inc.*                                                                                  451
                                                                                                         --------
                                                                                                            1,023
                                                                                                         --------
             Total Health Care                                                                              6,656
                                                                                                         --------
             INDUSTRIALS (3.0%)
             ------------------
             AEROSPACE & DEFENSE (0.4%)
    5,900    Boeing Co.                                                                                       567
    5,300    Lockheed Martin Corp.                                                                            499
                                                                                                         --------
                                                                                                            1,066
                                                                                                         --------

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                   (continued)

USAA TOTAL RETURN STRATEGY FUND
JUNE 30, 2007 (UNAUDITED)

                                                                                                           MARKET
   NUMBER                                                                                                   VALUE
OF SHARES    SECURITY                                                                                       (000)
-----------------------------------------------------------------------------------------------------------------
             AIRLINES (0.5%)
   20,000    AMR Corp.*                                                                                  $    527
   14,000    Continental Airlines, Inc. "B"*                                                                  474
   18,600    US Airways Group, Inc.*                                                                          563
                                                                                                         --------
                                                                                                            1,564
                                                                                                         --------
             CONSTRUCTION & ENGINEERING (0.4%)
    5,000    Fluor Corp.                                                                                      557
   15,700    Quanta Services, Inc.*                                                                           481
                                                                                                         --------
                                                                                                            1,038
                                                                                                         --------
             CONSTRUCTION & FARM MACHINERY & HEAVY TRUCKS (0.5%)
    2,600    Agco Corp.*                                                                                      113
    6,600    Caterpillar, Inc.                                                                                517
    9,000    Manitowoc Co., Inc.                                                                              723
                                                                                                         --------
                                                                                                            1,353
                                                                                                         --------
             DIVERSIFIED COMMERCIAL & PROFESSIONAL SERVICES (0.5%)
    8,000    Brink's Co.                                                                                      495
    6,200    Corporate Executive Board Co.                                                                    403
    5,100    Dun & Bradstreet Corp.                                                                           525
                                                                                                         --------
                                                                                                            1,423
                                                                                                         --------
             INDUSTRIAL CONGLOMERATES (0.1%)
    3,300    Teleflex, Inc.                                                                                   270
                                                                                                         --------
             INDUSTRIAL MACHINERY (0.0%)
      700    Gardner Denver, Inc.*                                                                             30
                                                                                                         --------
             TRADING COMPANIES & DISTRIBUTORS (0.1%)
    5,200    United Rentals, Inc.*                                                                            169
                                                                                                         --------
             TRUCKING (0.5%)
    7,700    Con-way, Inc.                                                                                    387
   13,100    JB Hunt Transport Services, Inc.                                                                 384
   10,500    Ryder System, Inc.                                                                               565
                                                                                                         --------
                                                                                                            1,336
                                                                                                         --------
             Total Industrials                                                                              8,249
                                                                                                         --------

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                   (continued)

USAA TOTAL RETURN STRATEGY FUND
JUNE 30, 2007 (UNAUDITED)

                                                                                                           MARKET
   NUMBER                                                                                                   VALUE
OF SHARES    SECURITY                                                                                       (000)
-----------------------------------------------------------------------------------------------------------------
             INFORMATION TECHNOLOGY (3.0%)
             -----------------------------
             APPLICATION SOFTWARE (0.3%)
   43,500    Compuware Corp.*                                                                            $    516
    7,700    Navteq Corp.*                                                                                    326
                                                                                                         --------
                                                                                                              842
                                                                                                         --------
             COMPUTER HARDWARE (0.2%)
    1,200    Hewlett-Packard Co.                                                                               54
    9,800    NCR Corp.*                                                                                       515
                                                                                                         --------
                                                                                                              569
                                                                                                         --------
             DATA PROCESSING & OUTSOURCED SERVICES (0.4%)
   20,800    Convergys Corp.*                                                                                 504
    1,100    MasterCard, Inc. "A"                                                                             182
   16,900    Total System Services, Inc.                                                                      499
                                                                                                         --------
                                                                                                            1,185
                                                                                                         --------
             ELECTRONIC EQUIPMENT MANUFACTURERS (0.2%)
   27,100    Vishay Intertechnology, Inc.*                                                                    429
                                                                                                         --------
             ELECTRONIC MANUFACTURING SERVICES (0.0%)
    2,900    Trimble Navigation Ltd.*                                                                          93
                                                                                                         --------
             HOME ENTERTAINMENT SOFTWARE (0.2%)
   26,900    Activision, Inc.*                                                                                502
                                                                                                         --------
             IT CONSULTING & OTHER SERVICES (0.2%)
   11,100    Accenture Ltd. "A"                                                                               476
                                                                                                         --------
             SEMICONDUCTOR EQUIPMENT (0.4%)
    9,200    MEMC Electronic Materials, Inc.*                                                                 562
   31,800    Teradyne, Inc.*                                                                                  559
                                                                                                         --------
                                                                                                            1,121
                                                                                                         --------
             SEMICONDUCTORS (0.7%)
   89,400    Atmel Corp.*                                                                                     497
   20,300    National Semiconductor Corp.                                                                     574
   18,200    NVIDIA Corp.*                                                                                    752
    9,500    Xilinx, Inc.                                                                                     254
                                                                                                         --------
                                                                                                            2,077
                                                                                                         --------

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                   (continued)

USAA TOTAL RETURN STRATEGY FUND
JUNE 30, 2007 (UNAUDITED)

                                                                                                           MARKET
   NUMBER                                                                                                   VALUE
OF SHARES    SECURITY                                                                                       (000)
-----------------------------------------------------------------------------------------------------------------
             SYSTEMS SOFTWARE (0.4%)
   16,100    BMC Software, Inc.*                                                                         $    488
   17,200    Microsoft Corp.                                                                                  507
                                                                                                         --------
                                                                                                              995
                                                                                                         --------
             Total Information Technology                                                                   8,289
                                                                                                         --------

             MATERIALS (1.6%)
             ----------------
             COMMODITY CHEMICALS (0.2%)
   17,000    Celanese Corp. "A"                                                                               659
                                                                                                         --------
             DIVERSIFIED CHEMICALS (0.2%)
   27,100    Huntsman Corp.                                                                                   659
                                                                                                         --------
             DIVERSIFIED METALS & MINING (0.2%)
    6,100    Freeport-McMoRan Copper & Gold, Inc. "B"                                                         505
                                                                                                         --------
             FERTILIZERS & AGRICULTURAL CHEMICALS (0.1%)
    6,300    Scotts Miracle-Gro Co. "A"                                                                       271
                                                                                                         --------
             PAPER PACKAGING (0.3%)
   10,400    Packaging Corp. of America                                                                       263
   12,500    Sonoco Products Co.                                                                              535
                                                                                                         --------
                                                                                                              798
                                                                                                         --------
             SPECIALTY CHEMICALS (0.3%)
    6,300    Albemarle Corp.                                                                                  243
   47,100    Chemtura Corp.                                                                                   523
                                                                                                         --------
                                                                                                              766
                                                                                                         --------
             STEEL (0.3%)
    3,200    Cleveland-Cliffs, Inc.                                                                           249
    8,200    Nucor Corp.                                                                                      481
                                                                                                         --------
                                                                                                              730
                                                                                                         --------
             Total Materials                                                                                4,388
                                                                                                         --------

             TELECOMMUNICATION SERVICES (0.7%)
             ---------------------------------
             ALTERNATIVE CARRIERS (0.1%)
   27,800    Level 3 Communications, Inc.*                                                                    163
                                                                                                         --------

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                   (continued)

USAA TOTAL RETURN STRATEGY FUND
JUNE 30, 2007 (UNAUDITED)

                                                                                                           MARKET
   NUMBER                                                                                                   VALUE
OF SHARES    SECURITY                                                                                       (000)
-----------------------------------------------------------------------------------------------------------------
             INTEGRATED TELECOMMUNICATION SERVICES (0.5%)
   10,500    CenturyTel, Inc.                                                                            $    515
    9,200    Embarq Corp.                                                                                     583
   34,500    Windstream Corp.                                                                                 509
                                                                                                         --------
                                                                                                            1,607
                                                                                                         --------
             WIRELESS TELECOMMUNICATION SERVICES (0.1%)
    3,600    United States Cellular Corp.*                                                                    326
                                                                                                         --------
             Total Telecommunication Services                                                               2,096
                                                                                                         --------
             Total Common Stocks (cost: $49,947)                                                           50,868
                                                                                                         --------

             EXCHANGE-TRADED FUNDS (80.8%)
    1,484    SPDR Trust Series 1 (cost: $223,549)                                                         223,313
                                                                                                         --------

             MONEY MARKET FUNDS (2.3%)
    6,431    SSgA Prime Money Market Fund, 5.17%(b) (cost: $6,431)                                          6,431
                                                                                                         --------
             TOTAL LONG POSITIONS (COST: $279,927)                                                        280,612
                                                                                                         ========
             SHORT POSITIONS (18.1%)

             COMMON STOCKS (18.1%)

             CONSUMER DISCRETIONARY (3.6%)
             -----------------------------
             ADVERTISING (0.2%)
   44,300    Interpublic Group of Companies, Inc.*                                                            505
                                                                                                         --------
             APPAREL RETAIL (0.1%)
   10,300    Urban Outfitters, Inc.*                                                                          248
                                                                                                         --------
             AUTOMOTIVE RETAIL (0.6%)
   22,800    AutoNation, Inc.*                                                                                512
   22,100    CarMax, Inc.*                                                                                    563
   25,800    United Auto Group, Inc.                                                                          549
                                                                                                         --------
                                                                                                            1,624
                                                                                                         --------
             BROADCASTING & CABLE TV (0.2%)
   23,900    Discovery Holding Co. "A"*                                                                       549
                                                                                                         --------

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                   (continued)

USAA TOTAL RETURN STRATEGY FUND
JUNE 30, 2007 (UNAUDITED)

                                                                                                           MARKET
   NUMBER                                                                                                   VALUE
OF SHARES    SECURITY                                                                                       (000)
-----------------------------------------------------------------------------------------------------------------
             CASINOS & GAMING (0.5%)
    6,000    MGM Mirage*                                                                                 $    495
   14,200    Scientific Games Corp. "A"*                                                                      496
    5,500    Wynn Resorts Ltd.                                                                                493
                                                                                                         --------
                                                                                                            1,484
                                                                                                         --------
             CATALOG RETAIL (0.2%)
   21,000    Coldwater Creek, Inc.*                                                                           488
                                                                                                         --------
             HOME FURNISHINGS (0.1%)
    4,100    Mohawk Industries, Inc.*                                                                         413
                                                                                                         --------
             HOMEBUILDING (0.1%)
   24,100    D.R. Horton, Inc.                                                                                480
                                                                                                         --------
             HOTELS, RESORTS, & CRUISE LINES (0.4%)
    9,400    Orient Express Hotels Ltd. "A"                                                                   502
    8,200    Starwood Hotels and Resorts, Inc.                                                                550
                                                                                                         --------
                                                                                                            1,052
                                                                                                         --------
             LEISURE PRODUCTS (0.2%)
   15,400    Brunswick Corp.                                                                                  503
                                                                                                         --------
             MOVIES & ENTERTAINMENT (0.1%)
   26,500    Warner Music Group Corp.                                                                         383
                                                                                                         --------
             PUBLISHING (0.1%)
    6,500    McClatchy Co. "A"                                                                                165
                                                                                                         --------
             RESTAURANTS (0.2%)
   20,000    Burger King Holdings, Inc.                                                                       527
                                                                                                         --------
             SPECIALIZED CONSUMER SERVICES (0.2%)
   10,500    Weight Watchers International, Inc.                                                              534
                                                                                                         --------
             SPECIALTY STORES (0.2%)
   10,100    Tractor Supply Co.*                                                                              526
                                                                                                         --------

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                   (continued)

USAA TOTAL RETURN STRATEGY FUND
JUNE 30, 2007 (UNAUDITED)

                                                                                                           MARKET
   NUMBER                                                                                                   VALUE
OF SHARES    SECURITY                                                                                       (000)
-----------------------------------------------------------------------------------------------------------------
             TIRES & RUBBER (0.2%)
   14,600    Goodyear Tire & Rubber Co.*                                                                 $    507
                                                                                                         --------
             Total Consumer Discretionary                                                                   9,988
                                                                                                         --------
             CONSUMER STAPLES (1.3%)
             -----------------------
             AGRICULTURAL PRODUCTS (0.4%)
   15,200    Archer-Daniels-Midland Co.                                                                       503
    6,300    Bunge Ltd.                                                                                       532
                                                                                                         --------
                                                                                                            1,035
                                                                                                         --------
             DISTILLERS & VINTNERS (0.2%)
   24,200    Constellation Brands, Inc. "A"*                                                                  588
                                                                                                         --------
             HYPERMARKETS & SUPER CENTERS (0.1%)
    4,500    Costco Wholesale Corp.                                                                           263
                                                                                                         --------
             PACKAGED FOODS & MEAT (0.4%)
   20,000    Del Monte Foods Co.                                                                              243
   13,100    Kraft Foods, Inc. "A"                                                                            462
   28,700    Sara Lee Corp.                                                                                   500
                                                                                                         --------
                                                                                                            1,205
                                                                                                         --------
             SOFT DRINKS (0.2%)
   13,200    Hansen Natural Corp.*                                                                            567
                                                                                                         --------
             Total Consumer Staples                                                                         3,658
                                                                                                         --------

             ENERGY (1.6%)
             -------------
             COAL & CONSUMABLE FUELS (0.2%)
   12,600    Peabody Energy Corp.                                                                             609
                                                                                                         --------
             OIL & GAS EQUIPMENT & SERVICES (0.9%)
    6,200    Baker Hughes, Inc.                                                                               522
    9,300    BJ Services Co.                                                                                  264
    3,700    FMC Technologies, Inc.*                                                                          293
    9,800    Grant Prideco, Inc.*                                                                             528
   12,500    Smith International, Inc.                                                                        733
                                                                                                         --------
                                                                                                            2,340
                                                                                                         --------
             OIL & GAS EXPLORATION & PRODUCTION (0.1%)
    8,200    Helix Energy Solutions Group, Inc.*                                                              327
                                                                                                         --------

22

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                   (continued)

USAA TOTAL RETURN STRATEGY FUND
JUNE 30, 2007 (UNAUDITED)

                                                                                                           MARKET
   NUMBER                                                                                                   VALUE
OF SHARES    SECURITY                                                                                       (000)
-----------------------------------------------------------------------------------------------------------------
             OIL & GAS STORAGE & TRANSPORTATION (0.4%)
    7,500    Overseas Shipholding Group, Inc.                                                            $    611
   16,200    Williams Companies, Inc.                                                                         512
                                                                                                         --------
                                                                                                            1,123
                                                                                                         --------
             Total Energy                                                                                   4,399
                                                                                                         --------

             FINANCIALS (1.3%)
             -----------------
             ASSET MANAGEMENT & CUSTODY BANKS (0.0%)
      300    BlackRock, Inc. "A"                                                                               47
                                                                                                         --------
             CONSUMER FINANCE (0.4%)
   20,800    AmeriCredit Corp.*                                                                               552
    6,400    Capital One Financial Corp.                                                                      502
                                                                                                         --------
                                                                                                            1,054
                                                                                                         --------
             INVESTMENT BANKING & BROKERAGE (0.2%)
    5,800    Investment Technology Group, Inc.*                                                               251
   21,000    TD Ameritrade Holding Corp.*                                                                     420
                                                                                                         --------
                                                                                                              671
                                                                                                         --------
             MULTI-LINE INSURANCE (0.1%)
    4,100    Unitrin, Inc.                                                                                    202
                                                                                                         --------
             PROPERTY & CASUALTY INSURANCE (0.2%)
    3,800    Hanover Insurance Group, Inc.                                                                    185
      900    White Mountains Insurance Group Ltd.                                                             546
                                                                                                         --------
                                                                                                              731
                                                                                                         --------
             REGIONAL BANKS (0.2%)
   30,100    Popular, Inc.                                                                                    484
                                                                                                         --------
             THRIFTS & MORTGAGE FINANCE (0.2%)
   11,000    PMI Group, Inc.                                                                                  491
                                                                                                         --------
             Total Financials                                                                               3,680
                                                                                                         --------

             HEALTH CARE (2.5%)
             ------------------
             BIOTECHNOLOGY (0.8%)
    9,000    Amgen, Inc.*                                                                                     498
   12,500    Amylin Pharmaceuticals, Inc.*                                                                    514
    9,700    Celgene Corp.*                                                                                   556

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                   (continued)

USAA TOTAL RETURN STRATEGY FUND
JUNE 30, 2007 (UNAUDITED)

                                                                                                           MARKET
   NUMBER                                                                                                   VALUE
OF SHARES    SECURITY                                                                                       (000)
-----------------------------------------------------------------------------------------------------------------
    1,700    Genentech, Inc.*                                                                            $    129
   48,300    Millennium Pharmaceuticals, Inc.*                                                                510
                                                                                                         --------
                                                                                                            2,207
                                                                                                         --------
             HEALTH CARE EQUIPMENT (0.7%)
    8,900    Hillenbrand Industries, Inc.                                                                     578
    3,700    Medtronic, Inc.                                                                                  192
   11,700    ResMed, Inc.*                                                                                    483
   11,600    Respironics, Inc.*                                                                               494
    5,700    Varian Medical Systems, Inc.*                                                                    242
                                                                                                         --------
                                                                                                            1,989
                                                                                                         --------
             HEALTH CARE FACILITIES (0.1%)
    4,700    Universal Health Services, Inc. "B"                                                              289
                                                                                                         --------
             HEALTH CARE SERVICES (0.2%)
   10,500    Quest Diagnostics, Inc.                                                                          542
                                                                                                         --------
             HEALTH CARE SUPPLIES (0.2%)
   10,400    Cooper Companies, Inc.                                                                           555
                                                                                                         --------
             LIFE SCIENCES TOOLS & SERVICES (0.3%)
    6,800    Millipore Corp.*                                                                                 511
    2,900    Pharmaceutical Product Development, Inc.                                                         111
                                                                                                         --------
                                                                                                              622
                                                                                                         --------
             PHARMACEUTICALS (0.2%)
   10,800    Barr Pharmaceuticals, Inc.*                                                                      543
                                                                                                         --------
             Total Health Care                                                                              6,747
                                                                                                         --------

             INDUSTRIALS (2.6%)
             ------------------
             AEROSPACE & DEFENSE (0.2%)
   12,800    BE Aerospace, Inc.*                                                                              529
    2,100    DRS Technologies, Inc.                                                                           120
                                                                                                         --------
                                                                                                              649
                                                                                                         --------
             AIR FREIGHT & LOGISTICS (0.2%)
   12,600    Expeditors International of Washington, Inc.                                                     520
      900    FedEx Corp.                                                                                      100
                                                                                                         --------
                                                                                                              620
                                                                                                         --------

24

 P O R T F O L I O
==================--------------------------------------------------------------
                   of INVESTMENTS
                   (continued)

USAA TOTAL RETURN STRATEGY FUND
JUNE 30, 2007 (UNAUDITED)

                                                                                                           MARKET
   NUMBER                                                                                                   VALUE
OF SHARES    SECURITY                                                                                       (000)
-----------------------------------------------------------------------------------------------------------------
             AIRLINES (0.2%)
   36,100    Southwest Airlines Co.                                                                      $    538
                                                                                                         --------
             BUILDING PRODUCTS (0.2%)
   13,000    Lennox International, Inc.                                                                       445
                                                                                                         --------
             CONSTRUCTION & ENGINEERING (0.2%)
   12,400    Shaw Group, Inc.*                                                                                574
                                                                                                         --------
             CONSTRUCTION & FARM MACHINERY & HEAVY TRUCKS (0.4%)
   11,200    Joy Global, Inc.                                                                                 653
   11,200    Trinity Industries, Inc.                                                                         488
                                                                                                         --------
                                                                                                            1,141
                                                                                                         --------
             ELECTRICAL COMPONENTS & EQUIPMENT (0.2%)
    9,100    Hubbell, Inc. "B"                                                                                493
                                                                                                         --------
             HUMAN RESOURCES & EMPLOYMENT SERVICES (0.2%)
   11,400    Monster Worldwide, Inc.*                                                                         469
                                                                                                         --------
             INDUSTRIAL CONGLOMERATES (0.4%)
   11,900    Carlisle Companies, Inc.                                                                         554
    6,200    McDermott International, Inc.*                                                                   515
                                                                                                         --------
                                                                                                            1,069
                                                                                                         --------
             INDUSTRIAL MACHINERY (0.0%)
      900    Pentair, Inc.                                                                                     35
                                                                                                         --------
             MARINE (0.1%)
    7,400    Alexander & Baldwin, Inc.                                                                        393
                                                                                                         --------
             RAILROADS (0.2%)
    8,200    Norfolk Southern Corp.                                                                           431
                                                                                                         --------
             TRADING COMPANIES & DISTRIBUTORS (0.1%)
    7,800    MSC Industrial Direct Co., Inc. "A"                                                              429
                                                                                                         --------
             Total Industrials                                                                              7,286
                                                                                                         --------

 P O R T F O L I O
==================--------------------------------------------------------------
                   of INVESTMENTS
                   (continued)

USAA TOTAL RETURN STRATEGY FUND
JUNE 30, 2007 (UNAUDITED)

                                                                                                           MARKET
   NUMBER                                                                                                   VALUE
OF SHARES    SECURITY                                                                                       (000)
-----------------------------------------------------------------------------------------------------------------
             INFORMATION TECHNOLOGY (3.7%)
             -----------------------------
             APPLICATION SOFTWARE (0.4%)
   47,000    BEA Systems, Inc.*                                                                          $    643
   15,200    Citrix Systems, Inc.*                                                                            512
                                                                                                         --------
                                                                                                            1,155
                                                                                                         --------
             COMMUNICATIONS EQUIPMENT (1.1%)
   27,400    ADC Telecommunications, Inc.*                                                                    502
   20,700    CIENA Corp.*                                                                                     748
   22,100    Corning, Inc.*                                                                                   565
   39,200    JDS Uniphase Corp.*                                                                              526
   28,000    Motorola, Inc.                                                                                   496
    6,200    Tellabs, Inc.*                                                                                    67
                                                                                                         --------
                                                                                                            2,904
                                                                                                         --------
             DATA PROCESSING & OUTSOURCED SERVICES (0.6%)
   11,500    Automatic Data Processing, Inc.                                                                  558
   14,000    Global Payments, Inc.                                                                            555
   14,900    VeriFone Holdings, Inc.*                                                                         525
                                                                                                         --------
                                                                                                            1,638
                                                                                                         --------
             ELECTRONIC EQUIPMENT MANUFACTURERS (0.2%)
   14,800    Agilent Technologies, Inc.*                                                                      569
                                                                                                         --------
             OFFICE ELECTRONICS (0.2%)
   13,900    Zebra Technologies Corp. "A"*                                                                    538
                                                                                                         --------
             SEMICONDUCTOR EQUIPMENT (0.2%)
   12,700    Varian Semiconductor Equipment Associates, Inc.*                                                 509
                                                                                                         --------
             SEMICONDUCTORS (0.8%)
   24,500    Cypress Semiconductor Corp.*                                                                     571
   14,600    International Rectifier Corp.*                                                                   544
   62,500    LSI Logic Corp.*                                                                                 469
   40,900    Micron Technology, Inc.*                                                                         512
   17,400    PMC-Sierra, Inc.*                                                                                135
                                                                                                         --------
                                                                                                            2,231
                                                                                                         --------

26

 P O R T F O L I O
==================--------------------------------------------------------------
                   of INVESTMENTS
                   (continued)

USAA TOTAL RETURN STRATEGY FUND
JUNE 30, 2007 (UNAUDITED)

                                                                                                           MARKET
   NUMBER                                                                                                   VALUE
OF SHARES    SECURITY                                                                                       (000)
-----------------------------------------------------------------------------------------------------------------
             TECHNOLOGY DISTRIBUTORS (0.2%)
    3,100    Ingram Micro, Inc. "A"*                                                                     $     67
   14,900    Tech Data Corp.*                                                                                 573
                                                                                                         --------
                                                                                                              640
                                                                                                         --------
             Total Information Technology                                                                  10,184
                                                                                                         --------

             MATERIALS (1.1%)
             ----------------
             COMMODITY CHEMICALS (0.2%)
   18,200    Westlake Chemical Corp.                                                                          512
                                                                                                         --------
             DIVERSIFIED CHEMICALS (0.2%)
    8,800    Ashland, Inc.                                                                                    563
                                                                                                         --------
             FOREST PRODUCTS (0.2%)
   26,600    Louisiana-Pacific Corp.                                                                          503
                                                                                                         --------
             SPECIALTY CHEMICALS (0.3%)
    8,600    Cytec Industries, Inc.                                                                           548
   15,700    Valspar Corp.                                                                                    446
                                                                                                         --------
                                                                                                              994
                                                                                                         --------
             STEEL (0.2%)
   14,600    AK Steel Holding Corp.*                                                                          546
                                                                                                         --------
             Total Materials                                                                                3,118
                                                                                                         --------

             TELECOMMUNICATION SERVICES (0.2%)
             ---------------------------------
             WIRELESS TELECOMMUNICATION SERVICES (0.2%)
   14,600    Crown Castle International Corp.*                                                                530
                                                                                                         --------
             UTILITIES (0.2%)
             ----------------
             INDEPENDENT POWER PRODUCERS & ENERGY TRADERS (0.2%)
   53,500    Dynegy, Inc. "A"*                                                                                505
                                                                                                         --------
             Total Common Stocks (proceeds: $49,215)                                                       50,095
                                                                                                         --------

             TOTAL SHORT POSITIONS (PROCEEDS: $49,215)                                                   $ 50,095
                                                                                                         ========

 N O T E S
==========----------------------------------------------------------------------
           to Portfolio of INVESTMENTS

USAA TOTAL RETURN STRATEGY FUND
JUNE 30, 2007 (UNAUDITED)

GENERAL NOTES
--------------------------------------------------------------------------------

         Market values of securities are determined by procedures and practices discussed in Note 1 to the financial statements.

         The portfolio of investments category percentages shown represent the percentages of the investments to net assets, and, in total, may not equal 100%. A category percentage of 0.0% represents less than 0.1% of net assets.

         SPDR - Standard & Poor's depositary receipt, or "Spider," is an exchange-traded fund based on either the S&P 500 Index or the S&P MidCap 400 Index and is traded on the American Stock Exchange (AMEX).

SPECIFIC NOTES
--------------------------------------------------------------------------------

         (a) Securities are pledged with a broker as collateral for short positions borrowed.

         (b) Rate represents the money market fund annualized seven-day yield at June 30, 2007.

         * Non-income-producing security for the 12 months preceding June 30, 2007.

         SEE ACCOMPANYING NOTES TO FINANCIAL STATEMENTS.

28

 S T A T E M E N T
==================--------------------------------------------------------------
                   of ASSETS and LIABILITIES
                   (in thousands)

USAA TOTAL RETURN STRATEGY FUND
JUNE 30, 2007 (UNAUDITED)

ASSETS
   Investments in securities, at market value (identified cost of $279,927)     $280,612
   Deposits with broker for securities sold short                                 44,499
   Receivables:
      Capital shares sold                                                            227
      USAA Investment Management Company (Note 5D)                                   238
      Dividends and interest                                                         266
      Securities sold                                                              1,092
                                                                                --------
         Total assets                                                            326,934
                                                                                --------
LIABILITIES
   Payables:
      Dividends for securities sold short                                             39
      Securities sold short, at market value (proceeds of $49,215)                50,095
      Capital shares redeemed                                                        252
   Accrued management fees                                                           139
   Accrued transfer agent's fees                                                       5
   Other accrued expenses and payables                                                56
                                                                                --------
         Total liabilities                                                        50,586
                                                                                --------
            Net assets applicable to capital shares outstanding                 $276,348
                                                                                ========

NET ASSETS CONSIST OF:
   Paid-in capital                                                              $260,750
   Accumulated  undistributed net investment income                                   78
   Accumulated net realized gain on investments and securities sold short         15,715
   Net unrealized depreciation of investments and securities sold short             (195)
                                                                                --------
            Net assets applicable to capital shares outstanding                 $276,348
                                                                                ========
   Capital shares outstanding, unlimited number of shares
      authorized, no par value                                                    26,280
                                                                                ========
   Net asset value, redemption price, and offering price per share              $  10.52
                                                                                ========

   SEE ACCOMPANYING NOTES TO FINANCIAL STATEMENTS.

 S T A T E M E N T
==================--------------------------------------------------------------
                   of OPERATIONS
                   (in thousands)

USAA TOTAL RETURN STRATEGY FUND
SIX-MONTH PERIOD ENDED JUNE 30, 2007 (UNAUDITED)

INVESTMENT INCOME

  Dividends                                                                       $ 1,047
  Interest                                                                          1,641
                                                                                  -------
     Total income                                                                   2,688
                                                                                  -------
EXPENSES
  Management fees                                                                     848
  Administration and servicing fees                                                   210
  Transfer agent's fees                                                               406
  Custody and accounting fees                                                          89
  Postage                                                                              52
  Shareholder reporting fees                                                           35
  Trustees' fees                                                                        4
  Registration fees                                                                    20
  Professional fees                                                                    30
  Dividend expense on securities sold short                                           120
  Other                                                                                 4
                                                                                  -------
     Total expenses                                                                 1,818
  Expenses paid indirectly                                                             (3)
  Expenses reimbursed                                                                (297)
                                                                                  -------
     Net expenses                                                                   1,518
                                                                                  -------
NET INVESTMENT INCOME                                                               1,170
                                                                                  -------
NET REALIZED AND UNREALIZED GAIN (LOSS) ON
INVESTMENTS AND SECURITIES SOLD SHORT
  Net realized gain on investments                                                 11,161
  Net realized gain on securities sold short                                        3,089
  Change in net unrealized  appreciation/depreciation of investments                  685
  Change in net unrealized appreciation/depreciation of securities sold short        (880)
                                                                                  -------
     Net realized and unrealized gain                                              14,055
                                                                                  -------
Increase in net assets resulting from operations                                  $15,225
                                                                                  =======

  SEE ACCOMPANYING NOTES TO FINANCIAL STATEMENTS.

30

 S T A T E M E N T S
====================------------------------------------------------------------
                     of Changes in NET ASSETS
                     (in thousands)

USAA TOTAL RETURN STRATEGY FUND
SIX-MONTH PERIOD ENDED JUNE 30, 2007 (UNAUDITED),
AND YEAR ENDED DECEMBER 31, 2006

                                                                 6/30/2007         12/31/2006
                                                                 ----------------------------
FROM OPERATIONS
   Net investment income                                         $  1,170            $ 10,433
   Net realized gain on investments                                11,161               2,587
   Net realized gain on securities sold short                       3,089                   -
   Change in net unrealized appreciation/depreciation
      of investments                                                  685                   -
   Change in net unrealized appreciation/depreciation
      of securities sold short                                       (880)                  -
                                                                 ----------------------------
      Increase in net assets resulting from operations             15,225              13,020
                                                                 ----------------------------
DISTRIBUTIONS TO SHAREHOLDERS FROM:
   Net investment income                                           (1,218)            (10,307)
                                                                 ----------------------------
FROM CAPITAL SHARE TRANSACTIONS
   Proceeds from shares sold                                       20,580             151,625
   Reinvested dividends                                             1,093               9,223
   Cost of shares redeemed                                        (52,951)            (75,572)
                                                                 ----------------------------
      Increase (decrease) in net assets from
         capital share transactions                               (31,278)             85,276
                                                                 ----------------------------
   Net increase (decrease) in net assets                          (17,271)             87,989

NET ASSETS
   Beginning of period                                            293,619             205,630
                                                                 ----------------------------
   End of period                                                 $276,348            $293,619
                                                                 ============================
Accumulated undistributed net investment income
   End of period                                                 $     78            $    126
                                                                 ============================
CHANGE IN SHARES OUTSTANDING
   Shares sold                                                      2,023              15,236
   Shares issued for dividends reinvested                             107                 929
   Shares redeemed                                                 (5,210)             (7,591)
                                                                 ----------------------------
      Increase (decrease) in shares outstanding                    (3,080)              8,574
                                                                 ============================

   SEE ACCOMPANYING NOTES TO FINANCIAL STATEMENTS.

 N O T E S
==========----------------------------------------------------------------------
           to FINANCIAL Statements

USAA TOTAL RETURN STRATEGY FUND
JUNE 30, 2007 (UNAUDITED)

(1) SUMMARY OF SIGNIFICANT ACCOUNTING POLICIES
--------------------------------------------------------------------------------

         USAA MUTUAL FUNDS TRUST (the Trust), registered under the Investment Company Act of 1940 (the 1940 Act), as amended, is a management investment company organized as a Delaware statutory trust consisting of 39 separate funds. The information presented in this semiannual report pertains only to the USAA Total Return Strategy Fund (the Fund), which is classified as nondiversified under the 1940 Act. The Fund's investment objective is to seek a positive return every calendar year and over the long term (five years and more) to achieve returns greater than the S&P 500 Index with less risk.

         As a nondiversified fund, the Fund may invest a greater percentage of its assets in a single issuer, such as a single stock-based or bond-based exchange-traded fund (ETF) or a single money market instrument. Because a relatively high percentage of the Fund's total assets may be invested in the securities of a single issuer or a limited number of issuers, the securities of the Fund may be more sensitive to changes in the market value of a single issuer, a limited number of issuers, or large companies generally. Such a focused investment strategy may increase the volatility of the Fund's investment results because this Fund may be more susceptible to risk associated with a single economic, political, or regulatory event than a diversified fund.

           A. SECURITY VALUATION - The value of each security is determined (as of the close of trading on the New York Stock Exchange (NYSE) on each business day the exchange is open) as set forth below:

              1. Equity securities,  including  exchange-traded funds (ETFs) and equity securities sold short, except as otherwise noted, traded primarily on a domestic securities exchange or the Nasdaq over-the-counter markets are valued at the last sales price or official closing price on the exchange or primary market on which they trade. If no last sale or official closing price is

32

 N O T E S
==========----------------------------------------------------------------------
           to FINANCIAL Statements
           (continued)

USAA TOTAL RETURN STRATEGY FUND
JUNE 30, 2007 (UNAUDITED)

                 reported or available, the average of the bid and asked prices is generally used.

              2. Investments in open-end investment companies,  other than ETFs, are valued at their net asset value (NAV) at the end of each business day.

              3. Short-term  securities with original or remaining maturities of
                 60 days or less may be valued at amortized cost, which approximates market value.

              4. Debt securities with maturities greater than 60 days are valued each business day by a pricing service (the Service) approved by the Trust's Board of Trustees. The Service uses the mean between quoted bid and asked prices or the last sales price to price securities when, in the Service's judgment, these prices are readily available and are representative of the securities' market values. For many securities, such prices are not readily available. The Service generally prices these securities based on methods that include consideration of yields or prices of securities of comparable quality, coupon, maturity, and type; indications as to values from dealers in securities; and general market conditions.

              5. Repurchase  agreements are valued at cost,  which  approximates market value.

              6. Securities   for  which  market   quotations  are  not  readily
                 available or are considered unreliable, or whose values have been materially affected by events occurring after the close of their primary markets but before the pricing of the Fund, are valued in good faith at fair value, using methods determined by USAA Investment Management Company (the Manager), an affiliate of the Fund, in consultation with the Fund's subadviser, if applicable, under valuation procedures approved by the Trust's

 N O T E S
==========----------------------------------------------------------------------
           to FINANCIAL Statements
           (continued)

USAA TOTAL RETURN STRATEGY FUND
JUNE 30, 2007 (UNAUDITED)

                 Board of Trustees. The effect of fair value pricing is that securities may not be priced on the basis of quotations from the primary market in which they are traded and the actual price realized from the sale of a security may differ materially from the fair value price. Valuing these securities at fair value is intended to cause the Fund's NAV to be more reliable than it otherwise would be.

                 Fair value methods used by the Manager include, but are not limited to, obtaining market quotations from secondary pricing services, broker-dealers, or widely used quotation systems. General factors considered in determining the fair value of securities include fundamental analytical data, the nature and duration of any restrictions on disposition of the securities, and an evaluation of the forces that influenced the market in which the securities are purchased and sold.

           B. FEDERAL TAXES - The Fund's policy is to comply with the requirements of the Internal Revenue Code applicable to regulated investment companies and to distribute substantially all of its income to its shareholders. Therefore, no federal income tax provision is required.

           C. INVESTMENTS IN SECURITIES - Security transactions are accounted for on the date the securities are purchased or sold (trade date). Gains or losses from sales of investment securities are computed on the identified cost basis. Dividend income and expense on securities sold short, less foreign taxes, if any, is recorded on the ex-dividend date. If the ex-dividend date has passed, certain dividends from foreign securities are recorded upon notification. Interest income is recorded daily on the accrual basis. Discounts and premiums are amortized over the life of the respective securities, using the effective yield method for long-term securities and the straight-line method for short-term securities.

34

 N O T E S
==========----------------------------------------------------------------------
           to FINANCIAL Statements
           (continued)

USAA TOTAL RETURN STRATEGY FUND
JUNE 30, 2007 (UNAUDITED)

           D. REPURCHASE AGREEMENTS - The Fund may enter into repurchase agreements with commercial banks or recognized security dealers. These agreements are collateralized by obligations issued or guaranteed as to both principal and interest by the U.S. government, its agencies, or its instrumentalities. Government-sponsored enterprises (GSEs), such as Fannie Mae and Freddie Mac, are supported only by the credit of the issuing U.S. government agency, and are neither issued nor guaranteed by the U.S. government. Obligations pledged as collateral are required to maintain a value equal to or in excess of the repurchase agreement price plus accrued interest and are held by the Fund, either through its regular custodian or through a special "tri-party" custodian that maintains separate accounts for both the Fund and its counterparty, until maturity of the repurchase agreement. The Fund's Manager monitors the creditworthiness of sellers with which the Fund may enter into repurchase agreements. As of June 30, 2007, the Fund did not invest in any repurchase agreements.

           E. SHORT POSITIONS - The Fund may engage in short sales (selling securities it does not own) as part of its normal investment activities. Short positions are collateralized by cash proceeds from the short sales and by designated long positions. Short sales involve the risk that the Fund will incur a loss by subsequently buying the security at a higher price than the price at which the Fund previously sold the security short. Short sale transactions result in off-balance-sheet risk because the ultimate obligation may exceed the amount shown in the accompanying Statement of Assets and Liabilities. The Fund is subject to risk of loss if the broker executing the short sale were to fail to perform its obligation under the contractual terms. Any loss will be increased by the amount of compensation, interest or dividends, and transaction costs the Fund must pay to a lender of the security sold short. In addition, because the Fund's loss on a short sale stems from

 N O T E S
==========----------------------------------------------------------------------
           to FINANCIAL Statements
           (continued)

USAA TOTAL RETURN STRATEGY FUND
JUNE 30, 2007 (UNAUDITED)

              increases in the value of the security sold short, the extent of such loss, like the price of the security sold short, is theoretically unlimited. By contrast, a Fund's loss on a long position arises from decreases in the value of the security held by the Fund and therefore is limited by the fact that a security's value cannot drop below zero. A gain, limited to the price at which the Fund sold the security short, or a loss, unlimited in size, will be recognized upon the termination of a short sale.

              The Fund may not always be able to close out a short position at a particular time or at an acceptable price. The lender of securities sold short may request that borrowed securities be returned to it on short notice, and the Fund may have to buy the borrowed securities at an unfavorable price. If this occurs at a time when other short sellers of the same security also want to cover their positions, it is more likely that the Fund will have to cover its short sale at an unfavorable price and potentially reduce or eliminate any gain, or increase or cause a loss, as a result of the short sale.

           F. EXPENSES PAID INDIRECTLY - Through arrangements with the Fund's custodian and other banks utilized by the Fund for cash management purposes, realized credits, if any, generated from cash balances in the Fund's bank accounts may be used to reduce the Fund's expenses. For the six-month period ended June 30, 2007, these custodian and other bank credits reduced the Fund's expenses by $3,000.

           G. INDEMNIFICATIONS - Under the Trust's organizational documents, its officers and trustees are indemnified against certain liabilities arising out of the performance of their duties to the Trust. In addition, in the normal course of business the Trust enters into contracts that contain a variety of representations and warranties that provide general indemnifications. The Trust's maximum exposure under these arrangements is unknown, as this would

36

 N O T E S
==========----------------------------------------------------------------------
           to FINANCIAL Statements
           (continued)

USAA TOTAL RETURN STRATEGY FUND
JUNE 30, 2007 (UNAUDITED)

              involve future claims that may be made against the Trust that have not yet occurred. However, the Trust expects the risk of loss to be remote.

           H. USE OF ESTIMATES - The preparation of financial statements in conformity with U.S. generally accepted accounting principles requires management to make estimates and assumptions that may affect the reported amounts in the financial statements.

(2) LINE OF CREDIT
--------------------------------------------------------------------------------

         The Fund participates in a joint, short-term, revolving, committed loan agreement of $300 million with USAA Capital Corporation (CAPCO), an affiliate of the Manager. The purpose of the agreement is to meet temporary or emergency cash needs, including redemption requests that might otherwise require the untimely disposition of securities. Subject to availability, the Fund may borrow from CAPCO an amount up to 5% of the Fund's total assets at a rate per annum equal to the rate at which CAPCO obtains funding in the capital markets, with no markup.

         The USAA funds that are party to the loan agreement are assessed facility fees by CAPCO based on the funds' assessed proportionate share of CAPCO's operating expenses related to obtaining and maintaining CAPCO's funding programs in total (in no event to exceed 0.07% annually of the $300 million loan agreement). The facility fees are allocated among the funds based on their respective average net assets for the period.

         For the six-month period ended June 30, 2007, the Fund paid CAPCO facility fees of less than $500, which represents 0.7% of the total fees paid to CAPCO by the USAA funds. The Fund had no borrowings under this agreement during the six-month period ended June 30, 2007.

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==========----------------------------------------------------------------------
           to FINANCIAL Statements
           (continued)

USAA TOTAL RETURN STRATEGY FUND
JUNE 30, 2007 (UNAUDITED)

(3) DISTRIBUTIONS
--------------------------------------------------------------------------------

         The tax basis of distributions and accumulated undistributed net investment income will be determined based upon the Fund's tax year-end of December 31, 2007, in accordance with applicable tax law.

         Distributions of net investment income are made quarterly. Distributions of realized gains from security transactions not offset by capital losses are made annually in the succeeding fiscal year or as otherwise required to avoid the payment of federal taxes.

(4) INVESTMENT TRANSACTIONS
--------------------------------------------------------------------------------

         Cost of purchases and proceeds from sales/maturities of securities, excluding short-term securities, for the six-month period ended June 30, 2007, were as follows:

  COST OF            PROCEEDS FROM                             COVERS ON
INVESTMENT            INVESTMENT            SECURITIES         SECURITIES
PURCHASES           SALES/MATURITIES        SOLD SHORT         SOLD SHORT
-------------------------------------------------------------------------
$876,512,000          $621,967,000        $138,280,0000       $93,685,000

         As of June 30, 2007, the cost of securities, including short-term securities, for federal income tax purposes, was approximately the same as that reported in the financial statements.

         Gross unrealized appreciation and depreciation of investments as of June 30, 2007, were $3,556,000 and $3,751,000, respectively, resulting in net unrealized depreciation of $195,000 (of this amount, long positions had $685,000 of net unrealized appreciation and short positions had $880,000 of net unrealized depreciation).

(5) TRANSACTIONS WITH MANAGER
--------------------------------------------------------------------------------

           A. MANAGEMENT FEES - The Manager provides investment management services to the Fund pursuant to an Investment

38

 N O T E S
==========----------------------------------------------------------------------
           to FINANCIAL Statements
           (continued)

USAA TOTAL RETURN STRATEGY FUND
JUNE 30, 2007 (UNAUDITED)

              Advisory Agreement. Under this agreement, the Manager is responsible for managing the business and affairs of the Fund and for directly managing the day-to-day investment of a portion of the Fund's assets, subject to the authority of and supervision by the Trust's Board of Trustees. The Manager is also authorized to select (with approval of the Trust's Board of Trustees) one or more subadvisers to manage the day-to-day investment of a portion of the Fund's assets. The Manager monitors each subadviser's performance through quantitative and qualitative analysis, and periodically recommends to the Trust's Board of Trustees as to whether each subadviser's agreement should be renewed, terminated, or modified. The Manager also is responsible for allocating assets to the subadvisers. The allocation for each subadviser can range from 0% to 100% of the Fund's assets, and the Manager can change the allocations without shareholder approval.

              Beginning with the month ending January 31, 2006, the investment management fee for the Fund is composed of a base fee and a performance adjustment that increases or decreases the base fee depending upon the performance of the Fund relative to the performance of the Lipper Flexible Portfolio Funds Index, which tracks the performance of the 30 largest funds within the Lipper Flexible Funds category. The Fund's base fee is accrued daily and paid monthly at an annualized rate of 0.65% of the Fund's average net assets for the fiscal year.

              The performance adjustment is calculated monthly by comparing the Fund's performance to that of the Lipper index over the performance period. For the month ended January 31, 2006, the performance period consisted of the previous 12-month period. A new month is added to the performance period each month thereafter until the performance period consists of the previous

 N O T E S
==========----------------------------------------------------------------------
           to FINANCIAL Statements
           (continued)

USAA TOTAL RETURN STRATEGY FUND
JUNE 30, 2007 (UNAUDITED)

              36 months. Thereafter, the performance period for the Fund will consist of the current month plus the previous 35 months.

              The annual performance adjustment rate is multiplied by the average net assets of the Fund over the entire performance period, which is then multiplied by a fraction, the numerator of which is the number of days in the month and the denominator of which is 365 (366 in leap years). The resulting amount is then added to (in the case of overperformance) or subtracted from (in the case of underperformance) the base fee, as referenced in the following chart:

OVER/UNDER PERFORMANCE                   ANNUAL ADJUSTMENT RATE
RELATIVE TO INDEX(1)                     AS A % OF THE FUND'S AVERAGE NET ASSETS
--------------------------------------------------------------------------------
+/- 1.00% to 4.00%                       +/- 0.04%
+/- 4.01% to 7.00%                       +/- 0.05%
+/- 7.01% and greater                    +/- 0.06%

(1)Based on the difference between average annual performance of the Fund and its relevant index, rounded to the nearest 0.01%.

              Under the performance fee arrangement, the Fund will pay a positive performance fee adjustment for a performance period whenever the Fund outperforms the Lipper Flexible Portfolio Funds Index over that period, even if the Fund had overall negative returns during the performance period.

              For the six-month period ended June 30, 2007, the Fund incurred management fees, paid or payable to the Manager, of $848,000, which is net of a performance adjustment of $(62,000) that decreased the base management fee of 0.65% by 0.04%.

           B. Effective March 1, 2007, the Manager has entered into an investment subadvisory agreement with Deutsche Investment Management Americas Inc. (DIMA), under which DIMA directs the investment and reinvestment of a portion of the Fund's assets

40

 N O T E S
==========----------------------------------------------------------------------
           to FINANCIAL Statements
           (continued)

USAA TOTAL RETURN STRATEGY FUND
JUNE 30, 2007 (UNAUDITED)

              (as allocated from time to time by the Manager). The Manager (not the Fund) pays DIMA a subadvisory fee in the annual amount of 0.60% of the portion of the Fund's average daily net assets that DIMA manages. For the six-month period ended June 30, 2007, the Manager incurred subadvisory fees, paid or payable to DIMA, of $107,000.

           C. ADMINISTRATION AND SERVICING FEES - The Manager provides certain administration and shareholder servicing functions for the Fund. For such services, the Manager receives a fee accrued daily and paid monthly at an annualized rate of 0.15% of the Fund's average net assets. For the six-month period ended June 30, 2007, the Fund incurred administration and servicing fees, paid or payable to the Manager, of $210,000.

              In addition to the services provided under its Administration and Servicing Agreement with the Fund, the Manager also provides certain legal and tax services for the benefit of the Fund. The Trust's Board of Trustees has approved the reimbursement of these expenses incurred by the Manager. For the six-month period ended June 30, 2007, the Fund reimbursed the Manager $3,000 for these legal and tax services. These expenses are included in the professional fees expenses on the Fund's statement of operations.

           D. EXPENSE LIMITATION - The Manager has voluntarily agreed to limit the annual expenses of the Fund to 1.00% of its average annual net assets, excluding any dividend expense for securities sold short and before reductions of any expenses paid indirectly, and will reimburse the Fund for all expenses in excess of that amount. This agreement may be modified or terminated at any time. For the six-month period ended June 30, 2007, the Fund incurred reimbursable expenses of $297,000, of which $238,000 was receivable from the Manager.

 N O T E S
==========----------------------------------------------------------------------
           to FINANCIAL Statements
           (continued)

USAA TOTAL RETURN STRATEGY FUND
JUNE 30, 2007 (UNAUDITED)

              Up to January 7, 2008, the Manager may recover from the Fund all or a portion of expenses waived or reimbursed, provided that the additional amount paid by the Fund, together with all other expenses of the Fund, in aggregate, would not cause the Fund's expense ratio in any period up to January 7, 2008, to exceed 1.00% of the Fund's average net assets. As of June 30, 2007, the carryover of excess expenses potentially reimbursable to the Manager was $1,108,000. The Fund has not recorded a liability for this potential reimbursement due to the current assessment that a reimbursement is unlikely.

           E. TRANSFER AGENT'S FEES - USAA Transfer Agency Company, d/b/a USAA Shareholder Account Services (SAS), an affiliate of the Manager, provides transfer agent services to the Fund based on an annual charge of $23 per shareholder account plus out-of-pocket expenses. The Fund also pays SAS fees that are related to the administration and servicing of accounts that are traded on an omnibus basis. For the six-month period ended June 30, 2007, the Fund incurred transfer agent's fees, paid or payable to SAS, of $406,000. For the six-month period ended June 30, 2007, SAS voluntarily reimbursed the Fund less than $500 for transfer agent's fees related to certain shareholder transactions.

           F. UNDERWRITING SERVICES - The Manager provides exclusive underwriting and distribution of the Fund's shares on a continuing best-efforts basis. The Manager receives no commissions or fees for this service.

(6) TRANSACTIONS WITH AFFILIATES
--------------------------------------------------------------------------------

         USAA Investment Management Company is indirectly wholly owned by United Services Automobile Association (the Association), a large, diversified financial services institution. At June 30, 2007, the Association and its affiliates owned 2,500,000 shares (9.5%) of the Fund.

42

 N O T E S
==========----------------------------------------------------------------------
           to FINANCIAL Statements
           (continued)

USAA TOTAL RETURN STRATEGY FUND
JUNE 30, 2007 (UNAUDITED)

         Certain trustees and officers of the Fund are also directors, officers, and/or employees of the Manager. None of the affiliated trustees or Fund officers received any compensation from the Fund.

(7) NEW ACCOUNTING PRONOUNCEMENTS
--------------------------------------------------------------------------------

           A. FASB INTERPRETATION NO. 48 "ACCOUNTING FOR UNCERTAINTY IN INCOME TAXES" (FIN 48) - On July 13, 2006, the Financial Accounting Standards Board (FASB) released FIN 48. FIN 48 provides guidance for how uncertain tax positions should be recognized, measured, presented, and disclosed in the financial statements. FIN 48 requires the evaluation of tax positions taken or expected to be taken in the course of preparing the Fund's tax returns to determine whether the tax positions are "more-likely-than-not" of being sustained by the applicable tax authority. Tax positions not deemed to meet the more-likely-than-not threshold would be recorded as a tax expense in the current year. Adoption of FIN 48 is required for fiscal years beginning after December 15, 2006, and is to be applied to all open tax years as of the effective date. Recent Securities and Exchange Commission (SEC) guidance allows implementing FIN 48 in Fund NAV calculations as late as the Fund's last NAV calculation in the first required financial statement reporting period. As a result, the Fund will incorporate FIN 48 in its annual report on December 31, 2007. The Manager has begun to evaluate the application of FIN 48 to the Fund and, based on the analysis completed to date, does not anticipate a material impact on the Fund's financial statements.

           B. STATEMENT ON FINANCIAL ACCOUNTING STANDARDS NO. 157, "FAIR VALUE MEASUREMENTS" (FAS 157) - In September 2006, FASB issued FAS 157. This standard clarifies the definition of fair value for financial reporting, establishes a framework for measuring fair value, and requires additional disclosures about the use of fair

 N O T E S
==========----------------------------------------------------------------------
           to FINANCIAL Statements
           (continued)

USAA TOTAL RETURN STRATEGY FUND
JUNE 30, 2007 (UNAUDITED)

              value measurements. FAS 157 is effective for financial statements issued for fiscal years beginning after November 15, 2007, and interim periods within those fiscal years. As of June 30, 2007, the Fund does not believe the adoption of FAS 157 will impact the amounts reported in the financial statements; however, additional disclosures will be required about the inputs used to develop the measurements of fair value and the effect of certain measurements reported in the statement of operations for a fiscal period.

           C. STATEMENT ON FINANCIAL ACCOUNTING STANDARDS NO. 159, "THE FAIR VALUE OPTION FOR FINANCIAL ASSETS AND FINANCIAL LIABILITIES" (FAS
              159) - In February 2007, FASB issued FAS 159. In summary, FAS 159 permits entities to choose to measure many financial instruments and certain other items at fair value that are not currently required to be measured at fair value. FAS 159 also establishes presentation and disclosure requirements designed to facilitate comparisons between entities that choose different measurement attributes for similar types of assets and liabilities. FAS 159 is effective for financial statements issued for fiscal years beginning after November 15, 2007, and interim periods within those fiscal years. The Manager is in the process of evaluating the impact of FAS 159 and is not yet in a position to determine whether it will avail itself of the fair value option prior to the effective date.

44

 N O T E S
==========----------------------------------------------------------------------
           to FINANCIAL Statements
           (continued)

USAA TOTAL RETURN STRATEGY FUND
JUNE 30, 2007 (UNAUDITED)

(8) FINANCIAL HIGHLIGHTS
--------------------------------------------------------------------------------
Per share operating performance for a share outstanding throughout the period is as follows:

                                                                   SIX-MONTH        YEAR ENDED      PERIOD ENDED
                                                                 PERIOD ENDED       DECEMBER 31,    DECEMBER 31,
                                                                 JUNE 30, 2007         2006            2005*
                                                                 -----------------------------------------------
Net asset value at beginning of period                             $  10.00          $   9.89           $  10.00
                                                                 -----------------------------------------------
Income (loss) from investment operations:
   Net investment income                                                .04               .39                .15
   Net realized and unrealized gain (loss)                              .53               .11               (.11)
                                                                 -----------------------------------------------
Total from investment operations                                        .57               .50                .04
                                                                 -----------------------------------------------
Less distributions:
   From net investment income                                          (.05)             (.39)              (.15)
                                                                 -----------------------------------------------
Net asset value at end of period                                   $  10.52          $  10.00           $   9.89
                                                                 ===============================================
Total return (%)**                                                     5.66(e)           5.09                .44
Net assets at end of period (000)                                  $276,348          $293,619           $205,630
Ratios of expenses to average net assets:***
   Including dividend expense for securities sold short (%)
        Including reimbursements(b),(c)                                1.09(a),(d)       1.00               1.00(a)
        Excluding reimbursements(b)                                    1.30(a)           1.20               1.21(a)
   Excluding dividend expense for securities sold short (%)
        Including reimbursements(b),(c)                                1.00(a),(d)       1.00               1.00(a)
        Excluding reimbursements(b)                                    1.21(a)           1.20               1.21(a)
Ratio of net investment income to average net assets (%)***             .83(a)           4.09               1.88(a)
Portfolio turnover (%)                                               220.74(e)         199.55(f)          443.18(f)

  * Fund commenced operations on January 24, 2005.
 ** Assumes  reinvestment of all net investment income  distributions during the period.  Total returns for periods of less than one year are not annualized.
    Includes  adjustments in accordance with U.S. generally accepted  accounting principles and could differ from Lipper reported return.
*** For the period  ended June 30, 2007,  average net assets were  $282,485,000.
(a) Annualized.   The  ratio  is not  necessarily  indicative  of 12  months  of operations.
(b) Reflects  total  operating  expenses  of the Fund before  reductions  of any expenses paid indirectly.  The Fund's expenses paid indirectly decreased the expense ratios as follows:
                                                                       (.01)             (.00)(+)           (.00)(+)
    (+)Represents less than 0.01% of average net assets.
(c) Effective  January 24,  2005,  the Manager  voluntarily  agreed to limit the annual  expenses  of the Fund to 1.00% of the  Fund's  average  net  assets, excluding the effect of any dividend expense for securities sold short.
(d) For the six-month period ended June 30, 2007, SAS voluntarily reimbursed the
    Fund for a portion of the transfer agency fees incurred.  The  reimbursement had no effect on the Fund's total return or ratio of expenses to average net assets.
(e) Calculated  excluding  securities  sold short and covers on securities  sold short.  For the portion of the Fund  invested in ETFs and bonds,  calculated using average daily market value.
(f) Calculated  using average daily market value for the number of months during which the Fund was invested in long-term  securities (ETFs and bonds), which for the year ended  December  31, 2006,  and the period  ended  December 31,
    2005, were 2 and 7, respectively.

 E X P E N S E
==============------------------------------------------------------------------
               EXAMPLE (unaudited)

USAA TOTAL RETURN STRATEGY FUND
JUNE 30, 2007

EXAMPLE
--------------------------------------------------------------------------------

         As a shareholder of the Fund, you incur two types of costs: direct costs, such as wire fees, redemption fees, and low balance fees; and indirect costs, including management fees, transfer agency fees, and other Fund operating expenses. This example is intended to help you understand your indirect costs, also referred to as "ongoing costs" (in dollars), of investing in the Fund and to compare these costs with the ongoing costs of investing in other mutual funds.

         The example is based on an investment of $1,000 invested at the beginning of the period and held for the entire six-month period of January 1, 2007, through June 30, 2007.

ACTUAL EXPENSES
--------------------------------------------------------------------------------

         The first line of the table on the next page provides information about actual account values and actual expenses. You may use the information in this line, together with the amount you invested at the beginning of the period, to estimate the expenses that you paid over the period. Simply divide your account value by $1,000 (for example, an $8,600 account value divided by $1,000 = 8.6), then multiply the result by the number in the first line under the heading "Expenses Paid During Period" to estimate the expenses you paid on your account during this period.

HYPOTHETICAL EXAMPLE FOR COMPARISON PURPOSES
--------------------------------------------------------------------------------

         The second line of the table provides information about hypothetical account values and hypothetical expenses based on the Fund's actual expense ratio and an assumed rate of return of 5% per year before expenses, which is not the Fund's actual return. The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period. You may use this information to compare the ongoing costs of investing in the

46

 E X P E N S E
==============------------------------------------------------------------------
               EXAMPLE (unaudited)
               (continued)

USAA TOTAL RETURN STRATEGY FUND
JUNE 30, 2007

         Fund and other funds. To do so, compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of other funds.

         Please note that the expenses shown in the table are meant to highlight your ongoing costs only and do not reflect any direct costs, such as wire fees, redemption fees, or low balance fees. Therefore, the second line of the table is useful in comparing ongoing costs only, and will not help you determine the relative total costs of owning different funds. In addition, if these direct costs were included, your costs would have been higher.

                                                                               EXPENSES PAID
                                      BEGINNING              ENDING            DURING PERIOD*
                                    ACCOUNT VALUE        ACCOUNT VALUE        JANUARY 1, 2007 -
                                   JANUARY 1, 2007       JUNE 30, 2007         JUNE 30, 2007
                                  -------------------------------------------------------------
Actual                                $1,000.00            $1,056.60                $5.51

Hypothetical
  (5% return before expenses)          1,000.00             1,019.44                 5.41

        *Expenses are equal to the Fund's annualized expense ratio of 1.08%, which is net of any reimbursements and expenses paid indirectly and includes dividend expense for securities sold short, multiplied by the average account value over the period, multiplied by 181 days/365 days (to reflect the one-half year period). The Fund's ending account value on the first line in the table is based on its actual total return of 5.66% for the six-month period of January 1, 2007, through June 30, 2007.

 A D V I S O R Y
================----------------------------------------------------------------
                 AGREEMENT

USAA TOTAL RETURN STRATEGY FUND
JUNE 30, 2007 (UNAUDITED)

         At a meeting of the Board of Trustees held on April 18, 2007, the Board, including the Trustees who are not "interested persons" of the Trust (the "Independent Trustees"), approved the continuance of the Management Agreement between the Trust and the Manager with respect to the Fund.

         In advance of the meeting, the Trustees received and considered a variety of information relating to the Investment Advisory Agreement and the Manager, and were given the opportunity to ask questions and request additional information from management. The information provided to the Board included, among other things: (i) a separate report prepared by an independent third party, which provided a statistical analysis comparing the Fund's investment performance, expenses, and fees to comparable investment companies; (ii) information concerning the services rendered to the Fund, as well as information regarding the Manager's revenues and costs of providing services to the Fund and compensation paid to affiliates of the Manager; and (iii) information about the Manager's operations and personnel. Prior to voting, the Independent Trustees reviewed the proposed continuance of the Investment Advisory Agreement with management and with experienced independent counsel and received materials from such counsel discussing the legal standards for their consideration of the proposed continuation of the Investment Advisory Agreement with respect to the Fund. The Independent Trustees also reviewed the proposed continuation of the Investment Advisory Agreement with respect to the Fund in private sessions with their counsel at which no representatives of management were present.

         At each regularly scheduled meeting of the Board and its committees, the Board of Trustees of the Trust receives and reviews, among other things, information concerning the Fund's performance and related services provided by the Manager. At the meeting at which the renewal of the Investment Advisory Agreement is considered, particular focus is given to information concerning Fund performance, comparability of

48

 A D V I S O R Y
================----------------------------------------------------------------
                 AGREEMENT
                 (continued)

USAA TOTAL RETURN STRATEGY FUND
JUNE 30, 2007 (UNAUDITED)

         fees and total expenses, and profitability. However, the Board noted that the evaluation process with respect to the Manager is an ongoing one. In this regard, the Board's and its committees' consideration of the Investment Advisory Agreement included certain information previously received at such meetings.

         After full consideration of a variety of factors, the Board of Trustees, including the Independent Trustees, voted to approve the Investment Advisory Agreement. In approving the Investment Advisory Agreement, the Trustees did not identify any single factor as controlling, and each Trustee attributed different weights to various factors. Throughout their deliberations, the Independent Trustees were represented and assisted by independent counsel.

         NATURE, EXTENT, AND QUALITY OF SERVICES. In considering the nature, extent, and quality of the services provided by the Manager under the Investment Advisory Agreement, the Board of Trustees reviewed information provided by the Manager relating to its operations and personnel. The Board also took into account its familiarity with the Manager's management through Board meetings, discussions, and reports during the preceding year. The Board considered the fees paid to the Manager and the services provided to the Fund by the Manager under the Investment Advisory Agreement, as well as other services provided by the Manager and its affiliates under other agreements, and the personnel who provide these services. In addition to the investment advisory services provided to the Fund, the Manager and its affiliates provide administrative services, stockholder services, oversight of Fund accounting, marketing services, assistance in meeting legal and regulatory requirements, and other services necessary for the operation of the Fund and the Trust.

         The Board considered the Manager's management style and the performance of its duties under the Investment Advisory Agreement. The Board considered the level and depth of knowledge of the Manager, including the professional experience and qualifications of its senior

 A D V I S O R Y
================----------------------------------------------------------------
                 AGREEMENT

USAA TOTAL RETURN STRATEGY FUND
JUNE 30, 2007 (UNAUDITED)

         and investment personnel, as well as current staffing levels. The allocation of the Fund's brokerage, including the Manager's process for monitoring "best execution," was also considered. The Manager's role in coordinating the activities of the Fund's other service providers was also considered. The Board considered the Manager's financial condition and that it had the financial wherewithal to continue to provide the same scope and high quality of services under the Investment Advisory Agreement. In reviewing the Investment Advisory Agreement, the Board focused on the experience, resources, and strengths of the Manager and its affiliates in managing investment companies, including the Fund.

         The Board also reviewed the compliance and administrative services provided to the Fund by the Manager, including oversight of the Fund's day-to-day operations and oversight of Fund accounting. The Manager and its affiliates provide compliance and administrative services to the Fund. The Trustees, guided also by information obtained from their experiences as directors/trustees of the Fund and other investment companies managed by the Manager, also focused on the quality of the Manager's compliance and administrative staff.

         EXPENSES AND PERFORMANCE. In connection with its consideration of the Investment Advisory Agreement, the Board evaluated the Fund's advisory fees and total expense ratio as compared to other open-end investment companies deemed to be comparable to the Fund as determined by the independent third party in its report. The Fund's expenses were compared to (i) a group of investment companies chosen by the independent third party to be comparable to the Fund based upon certain factors, including fund type, comparability of investment objective and classification, sales load type (in this case, investment companies with no sales loads), asset size, and expense components (the "expense group") and (ii) a larger group of investment companies that includes all no-load retail open-end investment companies in the same investment classification/objective as the Fund regardless of asset size, excluding outliers (the "expense universe").
         Among other data,

50

 A D V I S O R Y
================----------------------------------------------------------------
                 AGREEMENT
                 (continued)

USAA TOTAL RETURN STRATEGY FUND
JUNE 30, 2007 (UNAUDITED)

         the Board noted that the Fund's management fee rate - which includes advisory and administrative services and the effects of any performance adjustment as well as any fee waivers or reimbursements - was below the median of both its expense group and expense universe. The data indicated that the Fund's total expenses, after reimbursements, were below the median of both its expense group and expense universe. The Board took into account the various services provided to the Fund by the Manager and its affiliates. The Board also noted the level and method of computing the management fee, including the performance adjustment to such fee.

         In considering the Fund's performance, the Board of Trustees noted that the Board reviews at its regularly scheduled meetings information about the Fund's performance results. The Trustees also reviewed various comparative data provided to them in connection with their consideration of the renewal of the Investment Advisory Agreement, including, among other information, a comparison of the Fund's average annual total return with its Lipper index and with that of other mutual funds deemed to be in its peer group by the independent third party in its report (the "performance universe"). The Fund's performance universe consisted of the Fund and all retail and institutional open-end investment companies with the same classification/objective as the Fund regardless of asset size or primary channel of distribution. This comparison indicated that the Fund's performance was lower than the average of its performance universe and its Lipper index for the one-year period ended December 31, 2006. The Board also noted that the Fund's percentile performance ranking was in the bottom 50% of its performance universe for the one-year period ended December 31, 2006. The Board took into account management's discussion of the Fund's performance, including actions taken to address such performance, as well as the fact that the Fund only recently commenced operations. The Board also noted that the Fund's current subadviser had recently been added in 2007. The Board also noted management's

 A D V I S O R Y
================----------------------------------------------------------------
                 AGREEMENT
                 (continued)

USAA TOTAL RETURN STRATEGY FUND
JUNE 30, 2007 (UNAUDITED)

         discussion of the investment category in which the Fund was placed for comparison purposes.

         COMPENSATION AND PROFITABILITY. The Board took into consideration the level and method of computing the management fee. The information considered by the Board included operating profit margin information for the Manager's business as a whole. The Board also received and considered profitability information related to the management revenues from the Fund. This consideration included a broad review of the methodology used in the allocation of certain costs to the Fund. The Trustees reviewed the profitability of the Manager's relationship with the Fund before tax expenses. In considering the profitability data with respect to the Fund, the Trustees noted that the Manager reimbursed the Fund for expenses. In reviewing the overall profitability of the management fee to the Manager, the Board also considered the fact that affiliates provide shareholder servicing and administrative services to the Fund for which they receive compensation. The Board also considered the possible direct and indirect benefits to the Manager from its relationship with the Trust, including that the Manager may derive reputational and other benefits from its association with the Fund. The Trustees recognized that the Manager should be entitled to earn a reasonable level of profits in exchange for the level of services it provides to the Fund and the entrepreneurial risk that it assumes as Manager.

         ECONOMIES OF SCALE. The Board considered whether there should be changes in the management fee rate or structure in order to enable the Fund to participate in any economies of scale. The Board took into account management's discussion of the current advisory fee structure. The Board also noted that if the Fund's assets increase over time, the Fund may realize other economies of scale if assets increase proportionally more than some expenses. The Board also considered the fee waivers and expense reimbursement arrangements by the Manager. The Board determined that the current investment management fee structure was reasonable.

52

 A D V I S O R Y
================----------------------------------------------------------------
                 AGREEMENT
                 (continued)

USAA TOTAL RETURN STRATEGY FUND
JUNE 30, 2007 (UNAUDITED)

         CONCLUSIONS. The Board reached the following conclusions regarding the Fund's Investment Advisory Agreement with the Manager, among others:
         (i) the Manager has demonstrated that it possesses the capability and resources to perform the duties required of it under the Investment Advisory Agreement; (ii) the Manager maintains an appropriate compliance program; (iii) the performance of the Fund is being monitored; (iv) the Fund's advisory expenses are reasonable in relation to those of similar funds and to the services to be provided by the Manager; and (v) the Manager's level of profitability from its relationship with the Fund is reasonable. Based on its conclusions, the Board determined that continuation of the Investment Advisory Agreement would be in the interests of the Fund and its shareholders.

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
                    TRUSTEES    Christopher W. Claus
                                Barbara B. Dreeben
                                Robert L. Mason, Ph.D.
                                Michael F. Reimherr
                                Richard A. Zucker

              ADMINISTRATOR,    USAA Investment Management Company
         INVESTMENT ADVISER,    P.O. Box 659453
                UNDERWRITER,    San Antonio, Texas 78265-9825
             AND DISTRIBUTOR

              TRANSFER AGENT    USAA Shareholder Account Services
                                9800 Fredericksburg Road
                                San Antonio, Texas 78288

               CUSTODIAN AND    State Street Bank and Trust Company
            ACCOUNTING AGENT    P.O. Box 1713
                                Boston, Massachusetts 02105

                 INDEPENDENT    Ernst & Young LLP
           REGISTERED PUBLIC    100 West Houston St., Suite 1800
             ACCOUNTING FIRM    San Antonio, Texas 78205

                   TELEPHONE    Call  toll free - Central  time
           ASSISTANCE  HOURS    Monday - Friday, 7 a.m. to 10 p.m.
                                Saturday, 8 a.m. to 5 p.m.

              FOR ADDITIONAL    (800) 531-8181
           INFORMATION ABOUT    For account servicing, exchanges,
                MUTUAL FUNDS    or redemptions (800) 531-8448

             RECORDED MUTUAL    24-hour service (from any phone)
           FUND PRICE QUOTES    (800) 531-8066

           USAA SELF-SERVICE    For account balance, last transaction, fund
            TELEPHONE SYSTEM    prices, or to exchange or redeem fund shares
                                (800) 531-8777

             INTERNET ACCESS    USAA.COM

COPIES OF THE MANAGER'S PROXY VOTING POLICIES AND PROCEDURES, APPROVED BY THE TRUST'S BOARD OF TRUSTEES FOR USE IN VOTING PROXIES ON BEHALF OF THE FUND, ARE AVAILABLE WITHOUT CHARGE (I) BY CALLING (800) 531-8448; (II) AT USAA.COM; AND
(III) ON THE SEC'S WEB SITE AT HTTP://WWW.SEC.GOV. INFORMATION REGARDING HOW THE FUND VOTED PROXIES RELATING TO PORTFOLIO SECURITIES DURING THE MOST RECENT 12-MONTH PERIOD ENDED JUNE 30 IS AVAILABLE (I) AT USAA.COM; AND (II) ON THE SEC'S WEB SITE AT HTTP://WWW.SEC.GOV.

THE FUND FILES ITS COMPLETE SCHEDULE OF PORTFOLIO HOLDINGS WITH THE SEC FOR THE FIRST AND THIRD QUARTERS OF EACH FISCAL YEAR ON FORM N-Q. THESE FORMS N-Q ARE AVAILABLE (I) BY CALLING (800) 531-8448; (II) AT USAA.COM; AND (III) ON THE SEC'S WEB SITE AT HTTP://WWW.SEC.GOV. THESE FORMS N-Q ALSO MAY BE REVIEWED AND COPIED AT THE SEC'S PUBLIC REFERENCE ROOM IN WASHINGTON, D.C. INFORMATION ON THE OPERATION OF THE PUBLIC REFERENCE ROOM MAY BE OBTAINED BY CALLING (800) SEC-0330.

                                                        [LOGO OF RECYCLED PAPER]
                                                                        Recycled
                                                                           Paper

--------------------------------------------------------------------------------

   [LOGO OF USAA]    9800 Fredericksburg Road                   -------------
      USAA(R)        San Antonio, Texas 78288                     PRSRT STD
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          [LOGO OF USAA]          WE KNOW WHAT IT MEANS TO SERVE.(R)
               USAA               ----------------------------------
                                     INSURANCE o MEMBER SERVICES

48704-0807  W                                (C)2007, USAA. All rights reserved.



ITEM 2.  CODE OF ETHICS.

NOT APPLICABLE.  This item must be disclosed only in annual reports.



ITEM 3.  AUDIT COMMITTEE FINANCIAL EXPERT.

NOT APPLICABLE.  This item must be disclosed only in annual reports.



ITEM 4.  PRINCIPAL ACCOUNTANT FEES AND SERVICES.

NOT APPLICABLE.  This item must be disclosed only in annual reports.



ITEM 5.  AUDIT COMMITTEE OF LISTED REGISTRANTS.

Not Applicable.



ITEM 6.  SCHEDULE OF INVESTMENTS.

Filed as part of the report to shareholders.



ITEM 7. DISCLOSURE OF PROXY VOTING POLICIES AND PROCEDURES FOR CLOSED-END MANAGEMENT INVESTMENT COMPANIES.

Not Applicable.



ITEM 8.  PORTFOLIO MANAGERS OF CLOSED-END MANAGEMENT INVESTMENT COMPANIES.

Not Applicable.



ITEM 9. PURCHASES OF EQUITY SECURITIES BY CLOSED-END MANAGEMENT INVESTMENT COMPANY AND AFFILIATED PURCHASERS.

Not Applicable.



ITEM 10.  SUBMISSION OF MATTERS TO A VOTE OF SECURITY HOLDERS.

The  Corporate   Governance   Committee  selects  and  nominates  candidates for
membership on the Board as independent directors. Currently, there is no procedure for shareholders to recommend candidates to serve on the Board.



ITEM 11.  CONTROLS AND PROCEDURES

The principal executive officer and principal financial officer of USAA Mutual Funds Trust (Trust) have concluded that the Trust's disclosure controls and procedures are sufficient to ensure that information required to be disclosed by the Trust in this Form N-CSR was recorded, processed, summarized and reported within the time periods specified in the Securities and Exchange Commission's rules and forms, based upon such officers' evaluation of these controls and procedures as of a date within 90 days of the filing date of the report.

There were no significant changes or corrective actions with regard to significant deficiencies or material weaknesses in the Trust's internal controls or in other factors that could significantly affect the Trust's internal controls subsequent to the date of their evaluation. The only change to the procedures was to document the annual disclosure controls and procedures established for the new section of the shareholder reports detailing the factors considered by the Funds' Board in approving the Funds' advisory agreements.



ITEM 12.  EXHIBITS.

(a)(1). NOT APPLICABLE.  This item must be disclosed only in annual reports.

(a)(2). Certification pursuant to Rule 30a-2(a) under the Investment Company Act of 1940 (17 CFR 270.30a-2(a)) is filed and attached hereto as Exhibit 99.CERT.

(a)(3). Not Applicable.

(b). Certification pursuant to Rule 30a-2(b) under the Investment Company Act of 1940 (17 CFR 270.30a-2(b))is filed and attached hereto as Exhibit 99.906CERT.



                                   SIGNATURES


Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

Registrant:  USAA MUTUAL FUNDS TRUST, Period Ended June 30, 2007

By:*     MARK S. HOWARD
         -----------------------------------------------------------
         Signature and Title:  Mark S. Howard, Secretary

Date:    AUGUST 27, 2007
         ------------------------------

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By:*     CHRISTOPHER W. CLAUS
         -----------------------------------------------------
         Signature and Title:  Christopher W. Claus, President

Date:    AUGUST 29, 2007
         ------------------------------


By:*     DEBRA K. DUNN
         ----------------------------------------------
         Signature and Title:  Debra K. Dunn, Treasurer

Date:    AUGUST 28, 2007
         ------------------------------


*Print the name and title of each signing officer under his or her signature.